As filed with the Securities and Exchange Commission on April 3, 2024
Registration Statement Nos. 333-101778
811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4

Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 259	☒
(Check Appropriate box or boxes.)
Brighthouse Separate Account Eleven for Variable Annuities
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)

Copies to:
W.Thomas Conner
Carlton Fields
1025 Thomas Jefferson St., N.W.
Suite 400 West
Washington, DC 2007-5208

Approximate Date of Proposed Public Offering: On April 29, 2024 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on April 29, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pioneer AnnuiStarSM Plus Annuity
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
This prospectus describes Pioneer AnnuiStar Plus Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company", “our”, “us”, “we”, or "BLIC"). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the Contract is not available for new sales. We do continue to accept purchase payments from Contract Owners. The Contract has 24 Variable Funding Options. The Contract includes Purchase Payment Credits (also referred to as "bonus credits"). Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of Purchase Payment Credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
The Contract has a Fixed Account that offers an interest rate guaranteed by us. The Fixed Account is not available for new investments at this time except through our Special Dollar Cost Averaging Program.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, are not guaranteed by any bank or credit union, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Contracts may be subject to loss of principal.
Prospectus Dated: April 29, 2024

Page
Appendix C: The Fixed Account	C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement	D-1

Glossary
Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.
Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.
Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (we, us, our, BLIC) — Brighthouse Life Insurance Company.
Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.
Contract Date — the date on which the Contract is issued.
Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.
Contract Value — Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.
Contract Years — twelve month periods beginning with the Contract Date.
Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.
Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Good Order — a request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that we may designate for the purpose of administering this Contract. Unless we designate a different office, the office that administers your Contract is located at P.O. Box 4261, Clinton, IA 52733-4261.
Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity option elected under your Contract.
Purchase Payment — the premium payment(s) applied to the Contract, less any premium taxes (if applicable).
Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.
Qualified Contract — a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.
Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund. Subaccounts are also referred to as "Variable Funding Options."
Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest. May also be referred to as “Portfolio Company.”
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Funding Option — a Subaccount of the Separate Account that invests in an Underlying Fund.
Written Request — written information sent to us in a form and content satisfactory to us and received in Good Order at our Home Office.
You, your — "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 9 full Contract Years following a
Purchase Payment , you may be assessed a withdrawal charge of up to 8% of the Purchase Payment and any associated Purchase Payment Credits withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Underlying Funds and the Fixed Account.
Transfer Charge. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions – Transfer Charges

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.58%	1.93%
	Investment options (Portfolio Company fees and expenses)[2]	0.39%	1.31%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.80%[4]
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the annual Contract administrative charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,787	Highest Annual Cost $3,765
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Portfolio Company
fees and expenses
•No optional benefits
•No Purchase Payment Credits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
•No Purchase Payment Credits
•No additional Purchase
Payments, transfers, or
withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 9 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about the
Company, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks
Restrictions
Investments
•The Fixed Account is currently not available for new investments, except through our Special Dollar Cost Averaging Program.
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Underlying Funds available as investment options under the Contract.
Transfers Appendix C: Fixed Account
Optional Benefits
•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• You must select a specific annuity option to exercise the Variable
Liquidity Benefit during the annuity period.
• Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Benefits Available Under the Contract Death Benefit Living Benefits Payment Options – Variable Liquidity Benefit Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract

	Taxes	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59½.
Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Other Information – Exchanges

Overview of the Contract

Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in the Contract’s “investment options” or “funding options,” including the Variable Funding Options and our Fixed Account (if available). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Contract Value (in the form of either withdrawals or Annuity Payments) for retirement savings or other long-term investment purposes. The Contract has various features and benefits that may be appropriate for you based on your financial situation and objectives. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. Because of the withdrawal charge (which is in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: the accumulation phase and the payout phase (or annuity period). During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your Purchase Payments and Contract Value in: (1) Variable Funding Options available under the Contract, each of which has an Underlying Fund with its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) if available, the Fixed Account option, which guarantees principal and interest. The Fixed Account is currently unavailable for new investments except through our Special Dollar Cost Averaging Program.
A list of Underlying Funds in which you can invest is provided in Appendix A.
The payout phase occurs when you or a designated payee begin receiving regular Annuity Payments from your Contract. All optional benefits, including death benefits, terminate without value at the start of the payout phase. In addition, once the payout phase begins, you generally may no longer take withdrawals from the Contract. Depending on the annuity option you elect, any remaining guarantee may be paid to your beneficiary (or beneficiaries).
Contract Features. The following is a brief description of the Contract’s primary features.
Accessing Your Money. Before you annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a withdrawal charge and/or income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefit. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your beneficiary(ies) if you die during the accumulation phase. For an additional charge, you may also select an optional and/or additional death benefit, which may increase the amount of money payable to your designated beneficiaries upon your death.
Optional Benefits. There are optional living and death benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income. In addition, if you elect the annuity option "Payments for a Fixed Period without Life Contingency," you may exercise the Variable Liquidity Benefit during the payout phase. This benefit allows you to take withdrawals during the payout phase based on the present value of your remaining Annuity Payments. Not all optional benefits are still available.
Additional Services and Features.
•
Purchase Payment Credits. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time that the Purchase Payment is received. Expenses for a variable annuity contract with bonus credits may be higher than for a contract without such credits. The amount of any Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
•
Dollar Cost Averaging Programs. These programs allow you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options.

•
Automatic Rebalancing Program. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
•
Systematic Withdrawal Program and Managed Distribution Program. The Systematic Withdrawal Program allows you to receive regular automatic withdrawals from your Contract either monthly, quarterly, semi-annually, or annually, provided that each payment must amount to at least $100 (unless we consent otherwise). You may use the Managed Distribution Program to take required minimum distributions that may be required by the IRS.
•
Electronic Delivery. As a Contract Owner, you may elect to receive electronic delivery of current prospectuses related to this Contract, as well as other Contract related documents.

Fee Table and Examples

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract , make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.
Transaction Expenses
Withdrawal Charge(1), (2)	8%
(as a percentage of Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge(3) (per transfer)	$10 $0 (first 12 per year)

(1)
If an amount withdrawn during the accumulation phase is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. This charge is not assessed during the annuity period. Withdrawal charges are calculated in accordance with the following. (See “Charges and Deductions—Withdrawal Charge.”)
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%

(2)
During the annuity period, if you exercise the Variable Liquidity Benefit within the first nine years of making the initial Purchase Payment, there is a charge of up to 8% (as a percentage of the present value of the remaining Annuity Payments that are surrendered), declining to 0% over that time period. Starting at year nine, the Variable Liquidity Benefit charge is 0%. This charge is not assessed during the accumulation phase. (Please refer to “Payment Options” section for a description of this benefit.)
(3)
We do not currently assess the transfer charge.
The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Administrative Expenses(1)	$40
Base Contract Expenses(2)	1.55%
(as a percentage of the average daily net assets of the Separate Account)
Optional Benefit Expenses(3)
(as a percentage of the average daily net assets of the Separate Account)
Optional Death Benefit — Annual Step-Up Death Benefit(4)	0.15%
Optional Death Benefit — Roll-Up Death Benefit(4)	0.35%
Additional Death Benefit — Enhanced Stepped-Up Provision (E.S.P.)	0.20%
Guaranteed Minimum Accumulation Benefit (GMAB)(5)	0.50%
	Maximum	Current
Guaranteed Minimum Withdrawal Benefit (GMWB) I(5)	1.00%	0.40%(6)
GMWB II(5)	1.00%	0.50%(6)
GMWB III(5)	0.25%	0.25%
GMWB for Life (Single Life Option)(5)	1.50%	0.65%
GMWB for Life (Joint Life Option)(5)	1.50%	0.80%

(1)
We call this fee the “annual Contract administrative charge” in your Contract, as well as in other places in the prospectus. We will deduct this charge on the fourth Friday of each August. We do not assess this charge if Contract Value is $100,000 immediately before we deduct the charge. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
(2)
This fee is comprised of two charges we call the “administrative expense charge” and the "mortality and expense risk charge" in your Contract, as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus, under the sub-headings “Base Contract Charge – Administrative Charges” and “Base Contract Charge – Mortality and Expense Risk Charge” for more information.
(3)
The optional benefit riders are no longer for sale.
(4)
The Step-Up Death Benefit and Roll-Up Death Benefit cannot both be elected. The Enhanced Stepped-Up Provision may be elected with the standard death benefit or any optional death benefit.
(5)
A GMAB rider and GMWB rider cannot both be elected. Only a single GMWB rider may be elected.
(6)
If you exercised the right to exchange the GMAB rider for a GMWB I or II rider under the Rider Exchange Option, the current charge for the GMWB rider is 0.75%. The Rider Exchange Option is no longer available.

The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract , including their annual expenses, may be found in Appendix A.
Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.31%
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated, that your investment has a 5% return each year, and also assume the most expensive combination of optional benefits available for an additional charge, the Minimum or Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses
	$12,010	$18,151	$24,453	$41,938	$4,010	$12,151	$20,453	$41,938
Underlying Fund with Minimum Total Annual Operating Expenses
	$11,640	$17,070	$22,703	$38,713	$3,640	$11,070	$18,703	$38,713
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Variable Funding Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Principal Risks of Investing in the Contract

Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in your Contract Value resulting from the performance of the Variable Funding Options you have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Investment Restrictions – Opportunity Risks. The living benefit riders may impose restrictions and limitations on your choices of Variable Funding Options. These restrictions and requirements are intended to protect BLIC, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolio Companies – this means your opportunity for investment gains may be limited.
Purchase Payment Credit Risk. Expenses for variable annuity contracts with bonus credits, like this Contract, may be higher than for other contracts without such credits. The amount of Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. In addition, Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations (including under the Fixed Account) and guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict
A cyber-attack could have a material, negative impact on us and the Separate Account, as well as individual Contract Owners and their Contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
The Annuity Contract

Pioneer AnnuiStarSM Plus Annuity is a contract between the Contract Owner (“you”) and the Company.
The Contract is intended for retirement savings or other long-term investment purposes. The Contract has features and benefits that may be appropriate for you based on your financial situation and objectives, but we are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products, or any securities transactions or investment strategies involving securities (including account recommendations). You should ask your financial representative for guidance regarding whether the Contract may be appropriate for you. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional.
This is the prospectus — it is not the Contract. When you receive your Contract, we suggest you read it promptly and carefully. This prospectus describes all the material features of the Contract, including material state variations.
The Company offers several different annuities that your financial representative (where applicable) may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.
We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.
You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not available.
The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.
The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.
Death Benefit/Optional Feature	Maximum Age based on the older of the Owner and Annuitant on the Contract Date*
Standard Death Benefit	80
Annual Step-Up Death Benefit	79
Roll Up Death Benefit	75
Enhanced Stepped-Up Provision (E.S.P.)	75

*
The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.
Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.
Purchase of this Contract through a tax qualified retirement plan or individual retirement plan (“IRA”) does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial representative to determine if this Contract is appropriate for you.
Contract Owner Inquiries
The contact information for the offices that administer your Contract is as follows:
•
Telephone: (833) 208-3018 (unless otherwise indicated below)
•
Fax: (877) 319-2495 (unless otherwise indicated below)
•
Correspondence:
Rollover Requests (Non-ERISA plan/IRA account)	P.O. Box 70255 Philadelphia, PA 19176-0255
Payments/Contributions (Non-Qualified/IRA account)	P.O. Box 70247 Philadelphia, PA 19176-0247
General Servicing Requests and Elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424

Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
All Other Correspondence and Requests	P.O. Box 4261 Clinton, IA 52733-4261
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Purchase Payments
Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not available except through our Special Dollar Cost Averaging Program.  Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin. See Appendixes A and B to this prospectus for more information about the available Underlying Funds.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.
We will credit subsequent Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payments to you, or there may be a delay in applying the Purchase Payments or transaction to your Contract.
Qualified Contracts under Section 403(b). Pursuant to regulations promulgated under Section 403(b) of the Code, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b) of the Code. Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) of the Code under certain conditions (so-called “90-24 transfers”). The regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to these employer requirements. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a

90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “Federal Tax Considerations.”)
Purchase Payment Credits
For Contracts issued prior to May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.
For Contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.
We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.
We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:
(a)
you return your Contract during the right to return period;
(b)
you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or
(c)
you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.
Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. However, if you have investment losses on the credit, we will recover the original amount of the credit. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax adviser.
We use a portion of the Mortality and Expense Risk charge and Withdrawal charge to help recover our cost of providing the Purchase Payment Credits. You should know that over time, particularly in a positive market, the higher Mortality and Expense Risk charge associated with contracts with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract. We expect to make a profit from this charge.
Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information. Purchase Payment Credits are only included as part of the Contract Value in any death benefit calculation. Please refer to the description of Death Benefit(s) for more information.
Accumulation Units
The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, Accumulation Units are used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading

(normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, we adjust your Contract Value accordingly. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.
Accumulation Unit Value. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Variable Funding Option from one Valuation Period to the next. The net investment factor for a Variable Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Variable Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Variable Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by an amount not exceeding the daily equivalent of the maximum annual Separate Account Charge.
The Variable Funding Options
You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
Information regarding each Underlying Fund, including its name, a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.  Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF103. You can also request copies of this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see “Payments We Receive.” From time to time we may make new Variable Funding Options available. In addition, we review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Underlying Funds you have chosen.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.
Payments We Receive. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and in our role as an intermediary with respect to the Underlying Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See the Underlying Fund prospectuses for information on the management fees paid by the Underlying Funds.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See the Underlying Fund prospectuses for information on the 12b-1 Plan fees paid by the Underlying Funds.) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.
Fixed Account

Currently, the Fixed Account is not available as a funding option except through our Special Dollar Cost Averaging Program. Please refer to Appendix C for more information about the Fixed Account.
Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:
•
the ability for you to make withdrawals and surrenders under the Contracts
•
the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners
•
the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

•
administration of the annuity options available under the Contracts
•
the distribution of various reports to Contract Owners
Costs and expenses we incur include:
•
losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts
•
sales and marketing expenses including commission payments to your registered representative
•
other costs of doing business
Risks we assume include:
•
that Annuitants may live longer than estimated when the annuity factors under the Contracts were established
•
that the amount of the death benefit will be greater than the Contract Value
•
that the costs of providing the services and benefits under the Contracts will exceed the charges deducted
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Transaction Charges
Withdrawal Charge
We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.
We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:
(a)
any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then
(b)
any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then
(c)
any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then
(d)
any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested. If we deduct the charge from the amount requested, you would receive less than the dollar amount you requested. If you choose to have the withdrawal charge deducted from the remaining Contract Value, you would receive the full dollar amount you requested, however, this may result in a higher withdrawal charge because the charge would be based on a larger total dollar amount withdrawn from your Contract Value.
We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:
•
due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
•
in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years
•
under the Managed Distribution Program
•
under the Nursing Home Confinement provision (as described in Appendix D)
•
on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)
For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.
Free Withdrawal Allowance
Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without the imposition of any applicable withdrawal charges. We refer to this as your free withdrawal allowance. We calculate the free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year).
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of a withdrawal.
Transfer Charge
We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is exercised, there is a maximum charge of 8% as a percentage of the present value of the remaining Annuity Payments that are surrendered. The charge may apply for the first nine years after you make the initial Purchase Payment. Starting in year nine, the charge is zero. This charge is not assessed during the accumulation phase. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.

We will assess the charge as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
Please refer to “Payment Options” for a description of this benefit.
Annual Contract Expenses
Base Contract Charge – Administrative Charges
There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge.
The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August during the accumulation phase. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account, if it is available, or:
(1)
from the distribution of death proceeds;
(2)
after an annuity payout has begun; or
(3)
if the Contract Value on the date of assessment equals or is greater than $100,000.
We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each Business Day from amounts held in the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net assets allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.
Base Contract Charge – Mortality and Expense Risk Charge
Each Business Day, we deduct a mortality and expense risk (“M&E”) charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. The charge equals, on an annual basis, 1.40% of the daily net assets allocated to each of the Variable Funding Options. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.
We will waive a portion of the M&E charge in connection with investments in certain Subaccounts as follows:
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B; and
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class E.
Optional Benefit Charge – Optional Death Benefit Charges
If you selected the Annual Step-Up Death Benefit or the Roll-Up Death Benefit (optional death benefits) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% for the Annual Step-Up Death Benefit and 0.35% for the Roll-Up Death Benefit, as a percentage of the daily net assets allocated to each of the Variable Funding Options. The additional charge, if applicable, is reflected in your Contract as part of the M&E charge. This charge compensates us generally for the costs and risks we assume in providing the benefit. The Annual Step-Up Death Benefit and the Roll-Up Death Benefit are no longer available for purchase.
Optional Benefit Charge – Enhanced Stepped-Up Provision Charge
If you selected the E.S.P. option (an additional death benefit) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% as a percentage of the daily net assets allocated to each of the Variable Funding Options. This charge compensates us generally for the costs and risks we assume in providing the benefit. The E.S.P. option is no longer available for purchase.
Optional Benefit Charge – Guaranteed Minimum Withdrawal Benefit Charge
If you own a GMWB rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge depends on which GMWB rider you selected. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00% for GMWB I or GMWB II and will never exceed 0.25% for GMWB III. This charge compensates us generally for the costs and risks we assume in providing the benefit.
The GMWB riders are no longer available for purchase. If you previously owned the GMAB rider, you may have been able to exchange it for a GMWB I or II rider under the Rider Exchange Option. The current charge for a GMWB rider issued in exchange for the GMAB rider under the Rider Exchange Option is 0.75% The Rider Exchange Option is no longer available.
Optional Benefit Charge – Guaranteed Minimum Withdrawal Benefit for Life (“GMWB for Life”) Charge
If you own the GMWB for Life rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The current charge is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see “LIVING BENEFITS — Guaranteed Minimum Withdrawal Benefit for Life”). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see “Termination”). This charge compensates us generally for the costs and risks we assume in providing the benefit. The GMWB for Life rider is no longer available for purchase.
Optional Benefit Charge – Guaranteed Minimum Accumulation Benefit Charge
If you own the GMAB rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge equals 0.50%. This charge compensates us generally for the costs and risks we assume in providing the benefit. The GMAB rider is no longer available for purchase.
Underlying Fund Fees and Expenses
Charges are deducted from and expenses are paid out of the assets of each Underlying Fund, which are described in the prospectuses for those funds. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

Premium Tax
Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract.  In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income.  If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract.  At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.
Transfers

Subject to the limitations described below, you may transfer all or part of your Contract Value between funding options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
We reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix C. Currently, the Fixed Account is not available for new investments except through our Special Dollar Cost Averaging Program.
Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in the following “Monitored Portfolios”:
BlackRock High Yield Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Franklin Small-Mid Cap Growth VIP Fund

Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Contract and will require future transfer requests to or from any Variable Funding Option under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for block transfers where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
The Dollar Cost Averaging (“DCA”) Program is a pre-authorized transfer program that allows you to transfer a set dollar amount of Contract Value to one or more Variable Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a Variable Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400 per transfer. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers from the Fixed Account, if available, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account value in less than twelve months from your enrollment in the DCA Program. The Fixed Account is currently unavailable for new enrollments with respect to the DCA Program.
In addition to the DCA Program, we may offer an administrative Special DCA Program, established at our discretion, and subject to availability, under which we may credit increased interest rates to Contract Owners. Special DCA Program is not available in Oregon. Special DCA Program is available for new enrollments. Under this program, Contract Owner may pre-authorize level transfers from the Special DCA account within the Fixed Account to any of the Variable Funding Options under a 6-Month, 12-Month or 24-Month Special DCA Program. The programs may have different credited interest rates at different times and depending on the length of the program. Only new Purchase Payments may be credited to the Special DCA Program. We must transfer all Purchase Payments and accrued interest on a level basis to the selected Variable Funding Options in the applicable time period, and the interest will accrue only on the remaining amounts in the Special DCA account. For example, under the 12-Month program, interest can accrue up to 12 months on the remaining amounts in the Special DCA account and we must transfer all Purchase Payments and accrued interest in this Special DCA account on a level basis to the selected Variable Funding Options in 12 months.
You can only elect one DCA program at a time. The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If you make an additional Purchase Payment while the DCA or Special DCA Program is in effect, we will not allocate the additional premium to the DCA or Special DCA Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or you provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the destination funding options you selected under the DCA or Special DCA Program. Any Purchase Payment received after the DCA or Special DCA Program has ended will be allocated as described in “The Annuity Contract—Purchase Payments.”
You may start or stop participation in a DCA program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA Program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA Program, unless you instruct us otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
The following examples may help you further understand the DCA Program and Special DCA Program:
•
Under the DCA Program, you could decide to instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the BlackRock Capital Appreciation Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the BlackRock Capital Appreciation Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
•
Under the Special DCA Program, you could allocate $12,000 to the Fixed Account and instructed us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
Automatic Rebalancing Program
Once your money has been allocated to the Variable Funding Options, the performance of each Variable Funding Option may cause your allocation to shift. You can direct us to automatically rebalance your Contract Value to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An Automatic Rebalancing Program is intended to transfer Contract Value from those Variable Funding Options that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Access to Your Money

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.
We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You generally may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. Additional details and other special rules or exceptions may apply under the Code and your 403(b) plan. You should consult with your tax adviser before making a withdrawal from your Contract.
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Charges and Deductions—Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in “Living Benefits”). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
 Systematic Withdrawals
Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in Good Order.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners. There is currently no additional fee for electing systematic withdrawals.
Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.
Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching the age at which distributions must begin under federal tax law. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in Good Order.

Benefits Available Under the Contract

The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options on a monthly or quarterly basis	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•Fixed Account is
currently unavailable for
new enrollments
•Fixed Account value
must not be depleted in
less than 12 months from
date of enrollment
•May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows you to systematically make level transfers from the Fixed Account to one or more Variable Funding Options over a 6-month, 12-month, or 24-month duration	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Currently available for
new enrollments
•Only new Purchase
Payments may be
allocated to the program
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•May only have one DCA
program in place at one
time
•Interest rates credited on
amounts in the Fixed
Account may differ for
6-month, 12-month, and
24-month durations
•Not available in Oregon

Automatic Rebalancing Program	Allows you to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the accumulation phase •Fixed Account is not available for automatic rebalancing

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract	Standard	No Charge	N/A
•Each payment must be at
least $100
•Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
•Must have a minimum
total Contract Value of
$15,000 to enroll
•Must provide at least
30 days’ written notice
to change instructions
•Upon 30-day written
notice, we may
discontinue this feature
at any time
•We reserve the right to
charge a processing fee
in the future (if we do
so, we will inform you in
writing 30 days in
advance)

Managed Distribution Program	Allows you to automatically take minimum distributions from your Contract that may be required by the IRS	Standard	No Charge	N/A	•Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance •Cannot also enroll in dollar cost averaging
Purchase Payment Credits	Provides a credit to your Contract Value for each Purchase Payment you make	Standard	No Charge	N/A
•The older of the Contract
Owner or Annuitant
must be 80 or less at the
time the Purchase
Payment is received
•For Contracts issued
before May 1, 2003, the
credit is 4.5% of the
Purchase Payment
•For Contracts issued on
or after May 1, 2003, the
credit is currently 6.0%
of the Purchase Payment
(the minimum is 4.5%)
•The amount of credits
may be more than offset
by the higher fees and
charges associated with
the credits
•Credits may not be
included in a standard or
optional benefit,
including the standard
death benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Nursing Home Confinement Rider	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge	N/A
•Must own Contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a
physician and be
medically necessary
•Terminates on Maturity
Date
•Not available for
Contract Owners 71 or
older on the Contract
issue date

Standard Death Benefit	Pays a minimum death benefit at least equal to the greater of your Contract Value or your Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Purchase Payment
Credits are only
included as part of
Contract Value in death
benefit calculation
•Adjusted Purchase
Payments are calculated
differently if you own the
GMWB for Life rider

Annual Step-Up Death Benefit	Pays a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, or your Step-Up Value	Optional	0.15% (as a percentage of the average daily net assets of the Separate Account)	0.15% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Adjusted Purchase
Payments are calculated
differently if you own the
GMWB for Life rider
•Not available in
Minnesota and
Washington

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Roll-Up Death Benefit	Provides a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, your Step-Up Value, or your Roll-Up Death Benefit Value	Optional	0.35% (as a percentage of the average daily net assets of the Separate Account)	0.35% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Not eligible for annual
5% increase in Roll-Up
Death Benefit Value after
the Annuitant’s
80th birthday
•Roll-Up Death Benefit
Value subject to a
maximum limit
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Adjusted
Purchase Payments are
calculated differently if
you own the GMWB for
Life rider
•Not available in
Washington

Enhanced Stepped-Up Provision (E.S.P.)	Provides an additional death benefit based on a percentage of (a) 200% of modified Purchase Payments or (b) Contract Value minus modified Purchase Payments, whichever is less	Optional	0.20% (as a percentage of the average daily net assets of the Separate Account)	0.20% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Percentage used to
calculate additional
death benefit is 40% for
Annuitant younger than
age 70, or 25% for
Annuitant age 70-75, on
rider effective date
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit I	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.40% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You cannot cancel the
rider
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit II	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.50% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit III	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	0.25% (as a percentage of the average daily net assets of the Separate Account)	0.25% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit for Life (Single or Joint Life)	Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year	Optional	1.50% (as percentage of the average daily net assets of the Separate Account)	0.65% Single Life; 0.80% - Joint Life (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•Benefit subject to
investment restrictions
•Guaranteed withdrawals
cannot be taken until
age 59½ (Single Life) or
age 65 (Joint Life)
•Delaying first withdrawal
for 5-10 years (Single
Life) or 8-15 years (Joint
Life) increases annual
withdrawal percentage
•No automatic annual
reset of benefit base after
age 85
•Automatic reset of
benefit base may
increase current charge
•Only Purchase Payments
made within two years
of purchase increase
guaranteed benefit
•Subject to a maximum
guaranteed benefit
•After 10 years, may
opt-out of lifetime
benefit for a one-time
positive adjustment to
Contract Value
•You cannot cancel the
rider
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Accumulation Benefit	Guarantees that your Contract Value will not be less than a minimum amount on the rider’s maturity date	Optional	0.50% (as percentage of the average daily net assets of the Separate Account)	0.50% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Benefit subject to
investment restrictions
•No guaranteed
minimum prior to the
rider maturity date
•Only Purchase Payments
made within 12 months
of purchase increase
guaranteed minimum
•We reserve the right to
exclude Purchase
Payments
•Benefit’s liquidity option
may be exercised only
once, and must be
exercised during the
90-day period prior to
the 5th anniversary of
purchase
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Variable Liquidity Benefit	Provides liquidity during the annuity period by allowing withdrawals based on the present value of your remaining Annuity Payments	Optional	8% upon exercise (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	8% upon exercise, declining to 0% over 9 years (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	•Only offered in connection with the annuity option “Payments for a Fixed Period without Life Contingency” •Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the DCA programs and Automatic Rebalancing Program are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawal Program and Managed Distribution Program are discussed in the prospectus section entitled “Access to Your Money;” Purchase Payment Credits are discussed in the prospectus section entitled “The Annuity Contract;” the Nursing Home Confinement Rider is discussed in Appendix D to this prospectus; the death benefits are discussed in the prospectus section entitled “Death

Benefit;” the optional living benefits (except the Variable Liquidity Benefit) are discussed in the prospectus section entitled “Living Benefits;” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “Payment Options.”
Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.
You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.
Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.
Beneficiary
You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable, or such other date as required by state law.  Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile.  (Escheatment is the formal, legal name of this process.)  However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change.  Please call (833) 208-3018 to make such changes.

Annuitant
The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.
Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:
•
the death benefit will not be payable upon the Annuitant’s death
•
the Contingent Annuitant becomes the Annuitant
•
all other rights and benefits will continue in effect
When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.
If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.
Death Benefit

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the “Annual Step-Up”) or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).
Three different types of death benefits are available under the Contract prior to the Maturity Date:
•
Standard Death Benefit
•
Annual Step-Up Death Benefit
•
Roll-Up Death Benefit
The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see “The Annuity Contract”).
Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”
Death Benefit Charge
If you select the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net assets of the Separate Account:
Annual Step-Up Death Benefit	0.15%
Roll-Up Death Benefit	0.35%
If you choose the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, the mortality and expense risk (“M&E”) charge increases by the percentage of the death benefit charge: under the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge increases by 0.15% to equal 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge increases by 0.35% to equal 1.75% annually (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Death Proceeds before the Maturity Date
Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date, or
(2)
your Adjusted Purchase Payment, described below*
Annual Step-Up Death Benefit
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date,
(2)
your Adjusted Purchase Payment described below* or
(3)
the Step-Up Value, if any, as described below**
Roll-Up Death Benefit
If the Annuitant dies before age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* as described below;
	•	the Step-Up Value**(if any, described below) or
	•	the Roll-Up Death Benefit Value** as described below
If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* described below;
	•	the Step-Up Value** (if any, as described below) or
•
the Roll-Up Death Benefit Value** as described below on
the Annuitant’s 80th birthday, plus any additional Purchase
Payments and minus any partial surrender reductions (as
described below) that occur after the Annuitant’s 80th
birthday

*
If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.
**
Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.
Adjusted Purchase Payment. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation. Purchase Payment Credits are only included as part of Contract Value in any death benefit calculation.
Step-Up Value†
The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender

Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.
†
Not available in Minnesota and Washington.
Roll-Up Death Benefit Value†
On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made during the previous Contract Year
(c)
is any Partial Surrender Reduction (as described below) during the previous Contract Year.
On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made since the previous Contract Date anniversary
(c)
is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary
The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).
†
Not available in Washington.
Partial Surrender Reductions.
Adjusted Purchase Payment. The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/55,000) = $9,090
Your new adjusted Purchase Payment would be $50,000 – $9,090, or $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new adjusted Purchase Payment would be $50,000 – $16,666, or $33,334.
Step-Up and Roll-Up Value. The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$55,000) = $9,090
Your new Step-Up Value would be $50,000 – $9,090, or $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000 –$16,666, or $33,334.
Enhanced Stepped-Up Provision (“E.S.P.”)
This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.
The rider effective date is the date the rider is attached to and made a part of the Contract.
There is an additional charge if you have selected the E.S.P. The charge equals, on an annual basis, 0.20% as a percentage of the daily net assets allocated to each of the Variable Funding Options.
If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:
If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or
If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.
The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.
The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.
For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$55,000) = $9,090
You new modified Purchase Payment would be $50,000 – $9,090 = $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new modified Purchase Payment would be $50,000 – $16,666 = $33,334.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes
Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	The spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.
The spouse elects to continue
the Contract.
A spouse who is not the
beneficiary may decline to
continue the Contract the
proceeds and instruct the
company to pay the beneficiary
who may elect to continue the
Contract.
Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner
The beneficiary elects to
continue the Contract rather
than receive a lump sum
distribution.
Or unless, there is a Contingent
Annuitant, then, the Contingent
Annuitant becomes the
Annuitant and the Contract
continues in effect (generally
using the original Maturity
Date). The proceeds will then be
paid upon the death of the
Contingent Annuitant or owner
Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary(ies) (or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*
Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option may not be available. (See “Federal Tax Considerations.”)
Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)
Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.
If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.
The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a “spouse” under applicable federal law.
Under the Internal Revenue Code (“Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union, registered domestic partnership, or other similar formal relationship not denominated as a marriage under applicable law, should note that certain favorable tax treatment afforded to a spouse under federal tax law and certain provisions under the Contract applicable only to a spouse would not be available. For example, individuals who are not a spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the GMWB for Life (the “Living Income Guarantee for 2”). Individuals who have purchased, or are considering the purchase, of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser.
Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)
If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.
If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.
The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:
•
transfer ownership
•
make additional Purchase Payments
The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.
Planned Death Benefit
You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:
•
as a variable or fixed annuity for life or a period that does not exceed the beneficiary’s life expectancy, or
•
under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.
You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.
Death Proceeds after the Maturity Date
If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.
Notification of Death Prior to the Completion of a Requested Transaction
If we are presented in Good Order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.
Death Proceeds under 403(b) Contracts
If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract’s death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.
Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Living Benefits

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)
For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or “GMWB”. A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.
Availability and Eligibility. We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider’s issue date and state availability. Please check with your registered representative regarding which features are available in your state.
The GMWB riders described in this prospectus are called “GMWB I”, “GMWB II”, “GMWB III”, and “GMWB for Life” (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

Available GMWB Riders
Name of Rider:	GMWB I	GMWB II	GMWB III
Also called:	Principal Guarantee	Principal Guarantee 5/10	Principal Guarantee 5
Availability:	Not available for purchase on or after March 21, 2005, unless GMWB II is not approved in your state	Available on or after March 21, 2005 if approved in your state	Available on or after March 21, 2005 if approved in your state
Currently, you may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.
Remaining Benefit Base (“RBB”). For all GMWB riders, the amount of your investment that is guaranteed is called the “remaining benefit base” or “RBB.” Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.
Annual Withdrawal Benefit (“AWB”). The annual percentage of your RBB that is available for withdrawal is called the “annual withdrawal benefit” or “AWB”. Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.
The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:
	GMWB I	GMWB II	GMWB III
If you make your first withdrawal before the 3rd anniversary after you purchase GMWB:	5% of RBB	5% of RBB	5% of RBB
If you make your first withdrawal on or after the 3rd anniversary after you purchase GMWB:	10% of RBB	10% of RBB	5% of RBB
If you exercised your right to exchange your GMAB Rider for the GMWB Rider we made available under the Rider Exchange Option, your AWB equaled 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
Additional Premium. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.
We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.
Withdrawals. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or “GMWB Anniversary”), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:
If you select GMWB II or GMWB III:
•
To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.
•
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
If you purchased GMWB I:
•
To recalculate your RBB, we reduce your RBB by a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.
•
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.
Withdrawal Examples. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 6.00% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II and GMWB III
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$106,000	$100,000	$5,000	$106,000	$100,000	$5,000
Immediately prior to withdrawal	$116,600	$100,000	$5,000	$95,400	$100,000	$5,000
Partial Withdrawal Reduction (PWR)	N/A	[100,000 × (10,000/116,600)] = 8,576	[5,000 × 1- (90,000/100,000)] = 500	N/A	[100,000 × (10,000/95,400)] = $10,482	[5,000 × 1- 89,518/100,000)] = $524
Greater of PWR or the dollar amount of the withdrawal		$10,000 (10,000 ˃ 8,576)			$10,482 (10,482 ˃ 10,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$10,000	$500	$10,000	$10,482	$524
Value Immediately after withdrawal	$106,600	$90,000	$4,500	$85,400	$89,518	$4,476

Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$106,000	$100,000	$5,000	$106,000	$100,000	$5,000
Immediately prior to withdrawal	$116,600	$100,000	$5,000	$95,400	$100,000	$5,000
Immediately after withdrawal	$106,600	$91,424 [100,000 – (100,000 × 10,000/116,600)]	$4,571 [(5,000 × 91,424/100,000)]	$85,400	$89,518 [100,000 – (100,000 × 10,000/95,400)]	$4,476 [5,000 × (89,518/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,576	$429	$10,000	$10,482	$524
Withdrawal Examples. If you exercised your right to exchange your GMAB Rider for the GMWB II Rider or GMWB I Rider under the Rider Exchange Option, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider”). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 6.00% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$106,000	$100,000	$10,000	$106,000	$100,000	$10,000
Immediately prior to withdrawal	$116,600	$100,000	$10,000	$95,400	$100,000	$10,000
Partial Withdrawal Reduction (PWR)	N/A	(100,000 × 15,000/116,600) = $12,864	[10,000 × (1-5,000/100,000)] = 1,500	N/A	(100,000 × 15,000/95,400) = $15,723	[10,000 × (1-84,277/100,000)] = $1,572
Greater of PWR or the dollar amount of the withdrawal		$15,000 (15,000 ˃ 12,864)			$15,723 (15,723 ˃ 15,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$15,000	$1,500	$15,000	$15,723	$1,572
Value Immediately after withdrawal	$101,600	$85,000	$8,500	$80,400	$84,277	$8,428

Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$106,000	$100,000	$10,000	$106,000	$100,000	$10,000
Immediately prior to withdrawal	$116,600	$100,000	$10,000	$95,400	$100,000	$10,000
Immediately after withdrawal	$101,600	$87,136 [100,000 – (100,000 × 15,000/116,600)]	$8,714 (10,000 × 87,136/100,000)	$80,400	$84,277 [100,000 – (100,000 × 15,000/95,400)]	$8,428 [10,000 × (84,277/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$12,864	$1,286	$15,000	$15,723	$1,572
Tax-Qualified Distribution Programs (GMWB II and GMWB III Only). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs (“Tax-Qualified Distribution Programs”). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.
For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
•
Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:
•
a qualified retirement plan (Code Section 401),
•
a tax-sheltered annuity (Code Section 403(b)),
•
an individual retirement account (Code Sections 408(a)),
•
an individual retirement annuity (Code Section 408(b)), or
•
a qualified deferred compensation plan (Code Section 457).
Required minimum distribution must be calculated using the Uniform Lifetime Table (described in Treasury Regulation Section 1.401(a)(9)-9) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9), as appropriate.
•
Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;
•
Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service (IRS) Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by IRS Revenue Ruling 2002-62, 2002-2 C.B. 710 and, as applicable starting January 1, 2023, IRS Notice 2022-6, 2022-5 I.R.B. 460, which modifies and supersedes IRS Revenue Ruling 2022-62 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of IRS Notice 89-25, IRS Revenue Ruling 2022-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program); or

•
Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in IRS Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as modified by IRS Revenue Ruling 2022-62 as described in IRS Notice 2004-15 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25, IRS Revenue Ruling 2022-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program).
You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:
•
You must enroll in our Managed Distribution Program. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 72 before the first GMWB anniversary.
You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.
•
Any withdrawals outside of the Program may decrease your benefit. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a “GMWB Year”). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.
Reset (GMWB I and GMWB II Only). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.
Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.
If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.
Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

Investment Restrictions (GMWB II and GMWB III Only)
We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.
If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.
GMWB Charge. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.
	GMWB I	GMWB II	GMWB III
Current Annual Charge	0.40%	0.50%	0.25%
Maximum Annual Charge After a Reset	1.00%	1.00%	N/A
If you exercised your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current annual charge for the GMWB Rider is 0.75%.
Maximum RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.
Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.
Termination. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
Other Information about GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:
•
The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.
•
The total annual payment amount will equal the AWB and will never exceed your RBB, and
•
We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.
Comparison of Important Differences Among the GMWB Riders
The following chart may help you decide which version of GMWB is best for you.
	GMWB I	GMWB II	GMWB III
AWB	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal on or after 3rd anniversary	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal on or after 3rd anniversary	5% of RBB
Annual Charge	0.40%	0.50%	0.25%
Reset	Yes	Yes	No
Can I Cancel my GMWB?	No	Yes, after the 5th anniversary of GMWB purchase	Yes, after the 5th anniversary of GMWB purchase
Investment Restrictions	No	Yes	Yes
Waiver of recalculation of AWB for Distributions from Tax-Qualified Plans	No	Yes	Yes
If you exercised your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. In addition, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
Guaranteed Minimum Withdrawal Benefit for Life (“GMWB for Life” or “Living Income Guarantee”)
Summary of Benefits. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or “GMWB for Life”. The GMWB for Life rider is designed to protect your investment from poor market performance. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. The GMWB for Life rider:
•
Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;
•
Can be purchased for you alone or with your spouse;
•
Can accommodate tax-qualified distributions from your Contract;
•
Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;
•
Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;
•
Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.
You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.
In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are “Living Income Guarantee” and “Living Income Guarantee for 2”. These names refer to the same GMWB for Life rider described in this prospectus.
Single Life Option or Joint Life Option. The GMWB for Life rider is designed for use by you alone (the “Single Life Option”), or you and your spouse (the “Joint Life Option”). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.
The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.
The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), upon continuation of the Contract by the spouse, the annual percentage of the RBB is based on the age of the younger spouse at the time of the first withdrawal. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.
Remaining Benefit Base (“RBB”). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the “remaining benefit base” or “RBB.”
Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider less any Purchase Payment Credits applied within 12 months prior to the date the rider was added to the Contract. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB less any Purchase Payment Credits applied within 12 months prior to the date the rider is added to the Contract.
Your RBB is subject to a maximum of $5,000,000 ($2,500,000 in New Jersey) for all deferred variable annuities issued by us in the same calendar year to you.
Lifetime Withdrawal Benefit (“LWB”). The annual percentage of your RBB that is available for withdrawal is called the “Lifetime Withdrawal Benefit” or “LWB.” Each year you may take withdrawals that do not exceed your LWB.
The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.
Minimum age to be eligible to receive LWB
Single Life Option	59½ years
Joint Life Option	65 years
Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:
Single Life Option	LWB
If you make your first withdrawal before the 5th anniversary after you purchase GMWB for Life:	5% of RBB
If you make your first withdrawal on or after the 5th anniversary, but before the 10th anniversary:	6% of RBB
If you make your first withdrawal on or after the 10th anniversary:	7% of RBB

Joint Life Option	LWB
If you make your first withdrawal before the 8th anniversary after you purchase GMWB for Life:	5% of RBB
If you make your first withdrawal on or after the 8th anniversary, but before the 15th anniversary:	6% of RBB
If you make your first withdrawal on or after the 15th anniversary:	7% of RBB
You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.
As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.
You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).
Additional Premium. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment not including any Purchase Payment Credits. Your new LWB is equal to the LWB immediately prior to the Purchase Payment not including any Purchase Payment Credits, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.
Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the “Reset” section below.)
Withdrawals. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or “GMWB for Life Anniversary”), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.
However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.
To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.
To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.
Withdrawal Examples. The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the

Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:
Withdrawal Example
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	LWB (5%)	Contract Value	RBB	LWB (5%)
Values As Of
Initial GMWB purchase	$106,000	$100,000	$5,000	$106,000	$100,000	$5,000
Immediately prior to withdrawal and after the first GMWB Anniversary	$116,600	$116,600	$5,830	$95,400	$100,000	$5,000
Partial Withdrawal Reduction	N/A	(116,600 × 10,000/116,600) = 10,000	(5,830 × (1- 106,600/116,600) = 500	N/A	(100,000 × 10,000/95,400) = $10,482	(5,000 × (1- 89,518/100,000) = $524
Greater of PWR or the dollar amount of the withdrawal		$10,000 (10,000 = 10,000)			$10,482 (10,482 ˃ 10,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$10,000	$500	$10,000	$10,482	$524
Value Immediately after withdrawal	$106,600	$106,600	$5,330	$85,400	$89,518	$4,476
Reset. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.
You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.
Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.
Guaranteed Principal Option. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.
The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):
a)
Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a “Percentage Reduction in the Contract Value” attributable to any partial withdrawals taken.

We compute the “Percentage Reduction in Contract Value” attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.
b)
Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.
For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.
To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.
The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.
If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.
Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.
Required Allocation of Your Contract Value and Premium Payments. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options or the Fixed Account that would otherwise be available to you while the rider is in effect. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.
You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the permitted Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as “funds of funds.”
Please see “Appendix B – Underlying Funds Available Under the Benefits Offered Under the Contract” for the Subaccounts that are classified as permitted Variable Funding Options.
We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.
We may make additions to or deletions from the list of permitted Variable Funding Options.
GMWB for Life Charge. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see “Reset” above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.
Current Charge
GMWB for Life (Single Life Option)	0.65%
GMWB for Life (Joint Life Option)	0.80%
Annual Withdrawal Benefit (“AWB”). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an “Annual Withdrawal Benefit” or “AWB” which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.
The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled “Lifetime Withdrawal Benefit (“LWB”)”, except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the “Additional Premium Payments” section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the “Reset” section above.
Withdrawals affect your AWB in the same manner as your LWB as described in the “Withdrawals” section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.
Should I take withdrawals under LWB or AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.
AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.
If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.
If you continue to make withdrawals in excess of the LWB once the minimum age to qualify for LWB has been reached, you may eventually lose any benefit under LWB.
Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.
Tax-Qualified Distribution Programs. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs (“Tax-Qualified Distribution Programs”). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible.
Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
1)
distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, (“Code”), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Lifetime Table (described in Treasury Regulation Section 1.401(a)(9)-9) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9), and for

distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;
2)
distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;
3)
distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service (IRS) Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by IRS Revenue Ruling 2002-62, 2002-2 C.B. 710, and as applicable starting January 1, 2023, IRS Notice 2022-6, 2022-5 I.R.B. 460, which modifies and supersedes IRS Revenue Ruling 2022-62 or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25, IRS Revenue Ruling 2022-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program); or
4)
distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as modified by IRS Revenue Ruling 2022-62 as described in IRS Notice 2004-15, 2004-1 CB 526, and as applicable starting January 1, 2023, IRS Notice 2022-6 which modifies and supersedes both IRS Revenue Ruling 2022-62 and IRS Notice 2004-15, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25, IRS Revenue Ruling 2002-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program).
You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:
You must enroll in our Managed Distribution Program. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 72 before the first GMWB for Life Anniversary.
You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.
Any withdrawals outside the program may decrease your benefit. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a “GMWB for Life Year”). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

Distributions under the tax-qualified distribution program will be determined as if your Contract under which your GMWB for Life rider was issued were the only contract subject to the above tax rules.
Termination. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:
•
you make a full withdrawal of your Contract Value;
•
you apply all of your Contract Value to an Annuity Option;
•
the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;
•
the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;
•
you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;
•
you opt to take the Guaranteed Principal Option; or
•
you terminate your Contract.
Charges for the rider cease upon termination.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
Other Information. You should also consider the following before you purchase the GMWB for Life rider:
•
The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.
•
Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.
•
The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.
•
If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.
•
If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.
Effect on the Death Benefit. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see “Contract Continuation by Beneficiary” and “Contract Value Reduces to Zero” below).
However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the “Death Benefit” section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.
If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.
Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.
Notwithstanding anything in the GMWB for Life rider to the contrary:
a)
In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the “Contract Continuation by the Beneficiary” provision, “Contract Value Reset to Zero” provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.
b)
Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.
c)
If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary’s or other payee’s remaining life expectancy or (ii) the deceased Annuitant’s remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.
d)
Where under other sections of the GMWB for Life rider, any payment described in this section (“Effect on Death Benefits”) is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section (“Effect on Death Benefit”), then such payment will be made under the terms of such other provision.
If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.
You should consult with your tax adviser prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.
Contract Continuation by the Beneficiary. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary’s estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.
Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.
Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.
For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.
Payments to the Beneficiary or to the owner’s estate on the death of the owner, or payments to the Beneficiary’s estate (or to the successor beneficiary) in the case of the Beneficiary’s death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.
In addition, because of the definition of “spouse” under federal tax law, a purchaser who has or is contemplating a civil union, registered domestic partnership, or other similar formal relationship not denominated as a marriage should note that an individual who is not a “spouse” as defined under federal tax law would not be able to receive continued payments after the death of the contract owner under the Joint Life version of GMWB for Life.
Contract Value Reduces to Zero. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in Good Order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in Good Order in our Home Office.
If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.
Upon your death (or your or your spouse’s death under the Joint Life Option), your Beneficiary(s) will receive the following:
1)
Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner’s death. The death benefit under the Contract is cancelled. Upon the beneficiary’s death, if AWB payments are still being made, the payments will continue to the beneficiary’s estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.
2)
Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse’s death, the LWB will be set to $0.00 and the spousal beneficiary’s estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary’s death, if AWB payments are still being made, the payments will continue to the beneficiary’s estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.
3)
Payments made under the “Contract value reduces to Zero” provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.
4)
For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer’s retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) (“Qualified Contracts”), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).
Payments to the Beneficiary (or to the owner’s estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary’s estate) in the case of the Beneficiary’s death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.
Guaranteed Minimum Withdrawal Benefit for Life/Guaranteed Minimum Withdrawal Benefit and Annuitization. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see “Payment Options–Annuity Options”), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the GMWB for Life rider, depending on the factors described in “The Annuity Period—Variable Annuity—Determination of First Annuity Payment” and your Contract Value on the Maturity Date. If you annuitize at the latest date permitted, you must elect one of the following options:
(1)
Annuitize the Contract Value under the Contract’s annuity provisions.
(2)
For the GMWB for Life rider, if you took withdrawals before age 59½ under the Single Life Option, or before age 65 of the younger spouse under the Joint Life Option, elect to receive the Annual Withdrawal Benefit payment each year until the Remaining Benefit Base (RBB) is depleted; for the GMWB rider, elect to receive the Annual Withdrawal Benefit payment each year until the GMWB’s RBB is depleted. Each payment received will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the GMWB for Life’s RBB or the GMWB’s RBB to zero.
(3)
If eligible for lifetime withdrawals under the GMWB for Life rider, elect to receive the Lifetime Withdrawal Benefit payment each year until your death (or the later of your and your spousal beneficiary’s death for the Joint Life Option). If you (or you and your spousal beneficiary for the Joint Life Option) die before the RBB is depleted, your beneficiaries will continue to receive payments equal to the Lifetime Withdrawal Benefit payment each year until the RBB is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.
If you do not select an annuity option or elect to receive payments under the GMWB for Life rider or GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB for Life rider or the GMWB rider.
Guaranteed Minimum Accumulation Benefit (“GMAB”)
We offer a Guaranteed Minimum Accumulation Benefit rider (“GMAB Rider”) for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.
Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.
Benefit Description & Key Terms
If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the BlackRock Ultra Short Term Bond Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.
If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.
Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.
Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for

Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts.
The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.
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If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.
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If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.
Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).
Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.
Examples of Benefit Base/Base Calculation Amount
Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.
The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

Examples of GMAB Rider on the Rider Maturity Date
	Increasing Contract Value			Declining Contract Value
	Contract Value	Base Calculation Amount	Benefit Base	Contract Value	Base Calculation Amount	Benefit Base
Value as of GMAB Rider Effective Date	$106,000	$100,000	Not Applicable	$106,000	$100,000	Not Applicable
Value as of Rider Maturity Date	$116,600	$100,000	$100,000	$95,400	$100,000	$100,000
Amount Applied to Contract Value due to GMAB Rider		$0(1)			$4,600(2)
(1)
If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2)
If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the BlackRock Ultra Short Bond Subaccount.
The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.
Examples of Additional Purchase Payments — Impact on Base Calculation Amount
	Additional Purchase Payment within 12 months			Additional Purchase Payment after 12 months
	Contract Value	Purchase Payment	Base Calculation Amount	Contract Value	Purchase Payment	Base Calculation Amount
Value as of GMAB Rider Effective Date	$106,000	$100,000	$100,000	$106,000	$100,000	$100,000
Value Before Additional Purchase Payment	$116,600	Not Applicable	$100,000	$116,600	Not Applicable	$100,000
Value After Additional Purchase Payment	$127,200	$10,000	$110,000	$127,200	$10,000	$100,000
The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.
Examples of Partial Withdrawals — Impact on Base Calculation Amount
	Assuming Increasing Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$106,000	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$116,600	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$106,600	$90,000	$10,000	[100,000 X 10,000/116,600] = $8,576	$10,000

	Assuming Declining Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$106,000	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$95,400	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$85,400	$89,518	$10,000	[100,000 X 10,000/95,400] = $10,482	$10,482
Investment Limitations/Restrictions/Rebalancing
If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.
We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as “Class A” will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as “Class B” will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.
You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.
You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.
Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:
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You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.
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You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.
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If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.
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If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.
Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.
Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.
Please see “Appendix B – Underlying Funds Available Under the Benefits Offered Under the Contract” for the Subaccounts that are classified as Class A and Class B Subaccounts.
GMAB Rider Liquidity Option
During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section “Base Calculation Amount.” Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.
This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.
Cancellation of the GMAB Rider
You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.
GMAB Rider Exchange Option (No Longer Available) — If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.
Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)
Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).

Termination
The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.
Charge for GMAB
If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.
Additional Considerations
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Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.
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If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.
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Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.
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If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.
The Annuity Period

Maturity Date
Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selectedand any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).
At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.
Allocation of Annuity
You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)
Variable Annuity
You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.
Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.
The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

Payment Options

Election of Options
While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.
During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See “Annuity Options.”) Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.
The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.
On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.
Annuity Options
Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.
Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.
Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.
Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.
Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.
Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 6 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

The amount of any annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity rates. The amount of each annuity payment will be less with a greater frequency of payments (if frequency choices other than monthly are available) and/or with a longer “certain” payment periods and/or with payments with life contingencies.
Variable Liquidity Benefit
This benefit is only offered with the annuity option “Payments for a Fixed Period without Life Contingency.”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining period certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
For example, assume 9 years of Annuity Payments have been paid under a 10-year Payments for a Fixed Period without Life Contingency Annuity Option.  At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature.  Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.00% plus 1%) is $1,178.70.  The Variable Liquidity Benefit payable would be:  $1,178.70 minus 0 (0% Withdrawal Charge multiplied by $1,178.70) = $1,178.70.
Miscellaneous Contract Provisions

Right to Return
You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.
If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.
During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit.
We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.
Termination
We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

We will not terminate the Contract if it includes a Guaranteed Minimum Withdrawal Benefit for Life rider. In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Required Reports
As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Variable Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Variable Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
The Separate Account

The Company issues the Contract under Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 under Delaware law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Twelve for Variable Annuities (“Separate Account Twelve”). On December 8, 2008, Separate Account Twelve, along with certain other separate accounts, were combined with and into the Separate Account.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct.
All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of any guaranteed death benefit, guaranteed living benefit, or Annuity Payment that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The “investment in the Contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. Any Purchase Payment Credit is not treated as an investment in the Contract and will be treated as taxable gain when distributed. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless an exception applies. An exception may include distributions which are taken as part of a series of substantially equal periodic payments (not less frequently than annually) made for life or life expectancy as further described in Code Section 72 and applicable IRS guidance (and after separation from service in the case of a Contract Owner participating under certain employer sponsored Qualified retirement plans). An exception may also apply for distributions following the death or disability of the Contract Owner. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. For Qualified Contracts, other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute a “premature” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies. The 10% additional tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 ½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are ot limited to additional Purchase Payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations. As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distribution (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “premature” distributions which may also provide for the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Applicable Age for Required Minimum Distributions (RMD)
As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” is…
Were born on or before June 30, 1949	70½
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73*
Attain age 74 on or after January 1, 2033	75*
*If you were born in 1959, you should consult your tax adviser regarding your “Applicable Age,” because it is not clear under the SECURE 2.0 Act whether your Applicable Age is age 73 or age 75.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a)
the calendar year in which you reach the Applicable Age, or
(b)
the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain the Applicable Age even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach the Applicable Age.
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
A tax penalty (an excise tax) of up to 25% applies to the shortfall of any required minimum distributions you fail to receive.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained the Applicable Age, if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law and avoid the up to 25% excise tax which may apply to any failure to take any required minimum distributions. Consult a tax adviser. .
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $7,000 in 2024, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. These amounts may be subject to cost-of-living adjustments in future years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59½ unless an exception applies (see “Penalty Tax for Premature Distributions” and consult your tax adviser). Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the Applicable Age. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $69,000 or 25% of pay for each participant in 2024.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59½, you cannot withdraw money from your TSA Contract unless the withdrawal:
•
Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•
Is directly transferred to another permissible investment under §403(b) arrangements;
•
Relates to amounts that are not salary reduction elective deferrals;
•
Occurs after you die, leave your job or become disabled (as defined by the Code);

•
Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•
Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•
Relates to rollover or after-tax contributions; or
•
Is for the purchase of permissive service credit under a governmental defined benefit plan.
Additional details and other special rules or exceptions may apply under the Code and your TSA. You should consult with your tax adviser before making a withdrawal from your Contract.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)
The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)
In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)
All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)
In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)
Other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions if permitted under the Code and the Plan.
(6)
If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)
We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59½ and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59½, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•
a non-taxable return of your Purchase Payment; or
•
a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Net Investment Income tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59½. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to nonresident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (“BLIC”) is a Delaware stock life insurance company originally incorporated in Connecticut in 1863. BLIC is licensed to conduct business in all states of the United States (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S Virgin Islands. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Underlying Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Underlying Funds. (See the Underlying Fund prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.
The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.
Selling Firms. As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.50% of Purchase Payments, along with annual trail commissions up to 1.50% of Contract Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement A registered representative may receive more asset-based compensation for Contract Value allocated to the Variable Funding Options than for Contract Value allocated to the Fixed Account. Distributor also pays commissions when a Contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Period.”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative.
Good Order
A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.

Conformity with State and Federal Laws
The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
Exchanges
The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from an annuity contract to purchase another contract. Before making an exchange to acquire a contract, you should carefully compare each contract. You may have to pay a surrender charge under your current contract to exchange it for the new contract, and the new contract may have its own surrender charges that would apply to you. The other fees and charges under the new contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange one contract for another contract unless you determine, after evaluating all the facts that the exchange is in your best interests. Remember that the person selling you the contract generally will earn a commission on the sale.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

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Appendix A

Underlying Funds Available Under the Contract
The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF103. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See Appendix B:Underlying Funds Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	9.78%	11.38%	—
A-1

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.72%	49.33%	15.98%	12.71%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	5.05%	1.76%	1.18%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	10.13%	8.26%	6.33%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.71%	9.30%	2.65%	2.87%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund — Class 2# Franklin Advisers, Inc.	0.90%	12.08%	13.75%	10.23%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2# Franklin Advisers, Inc.	1.08%	26.74%	13.51%	8.96%
A-2

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	1.05%	11.91%	12.46%	7.38%
#
Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
‡
This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
A-3

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Appendix B

Underlying Funds Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the Contract, your Contract may be subject to investment restrictions, as reflected below. See “Living Benefits” in the prospectus for more details. If your optional benefit is not identified below, your Contract is not currently subject to any investment restrictions.
Investment Restrictions for GMWB II and GMWB III
We reserve the right to restrict allocations to one or more Variable Funding Options or limit the percentage of Contract Value that may be allocated  to any Variable Funding Option at any time. We also reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days’ advance written notice if we exercise our right to restrict or limit allocations to one or more Variable Funding Options and/or require periodic rebalancing between Variable Funding Options.
Investment Restrictions for GMWB for Life
If you own the GMWB for Life rider, you are required to allocate 100% of your Contract Value and Purchase Payments to one or more of the following Variable Funding Options.

BlackRock High Yield Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
ClearBridge Variable Dividend Strategy Portfolio — Class II
MFS® Total Return Portfolio — Class B
PIMCO Total Return Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Investment Restrictions for GMAB
If you own the GMAB rider, you are required to allocate at least 20% of your Contract Value and Purchase Payments to one or more of the “Class B”Variable Funding Options. You may allocate up to 80% in one or more of the “Class A” Variable Funding Options.

Class B - At Least 20%
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
MFS® Total Return Portfolio — Class B
PIMCO Total Return Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Class A - Up to 80%
BlackRock Capital Appreciation Portfolio — Class E
BlackRock High Yield Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
ClearBridge Variable Dividend Strategy Portfolio — Class II
Franklin Rising Dividends VIP Fund — Class 2
Franklin Small-Mid Cap Growth VIP Fund — Class 2
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Jennison Growth Portfolio — Class B
Loomis Sayles Growth Portfolio — Class B
MFS® Research International Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class B
Pioneer Mid Cap Value VCT Portfolio — Class II
T. Rowe Price Large Cap Value Portfolio — Class E
Templeton Foreign VIP Fund — Class 2
B-1

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Appendix C

The Fixed Account
The Fixed Account is currently unavailable for new investment except through our Special Dollar Cost Averaging Program
The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.
Disclosure regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Variable Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.
We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.
Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate applicable to any Contract is 3%. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account is registered or regulated under the Investment Company Act of 1940.We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.
We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.
Transfers
You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.)
It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. For example (based on the assumptions above), if your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows you to transfer up to $30 that Contract
C-1

Year. If You transfer the maximum transfer allowance that Contract Year, you may only transfer up to $21 the following Contract Year based on the transfer allowance of the $70 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon.
Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.
Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.
C-2

Appendix D

Waiver of Withdrawal Charge for Nursing Home Confinement
(Available only if the owner is age 70 or younger on the date the Contract is issued.)
If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary. The Nursing Home Confinement Rider terminates on the Maturity Date.
An eligible nursing home is defined as an institution or special nursing unit of a hospital which:
(a)
is Medicare approved as a provider of skilled nursing care services; and
(b)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
OR
Meets all of the following standards:
(a)
is licensed as a nursing care facility by the state in which it is licensed;
(b)
is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
(c)
provides nursing care to individuals who are not able to care for themselves and who require nursing care;
(d)
provides, as a primary function, nursing care and room and board; and charges for these services;
(e)
provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
(f)
may provide care by a licensed physical, respiratory, occupational or speech therapist; and
(g)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
We will not waive withdrawal charges if confinement is due to one or more of the following causes:
(a)
mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis
(b)
the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician
(c)
the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed
(d)
sensitivity to drugs voluntarily taken, unless prescribed by a physician
(e)
drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.
Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant’s 71st birthday.
D-1

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.
D-2

THIS PAGE INTENTIONALLY LEFT BLANK.

The statement of additional information (SAI) includes additional information about the Separate Account. The SAI is dated the same as this prospectus and is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI or to request more information about the Contract, and to make investor inquiries, call us at (833) 208-3018.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000016181

Portfolio Architect Plus Annuity
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
This prospectus describes Portfolio Architect Plus Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company", “our”, “us”, “we”, or "BLIC"). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the Contract is not available for new sales. We do continue to accept purchase payments from Contract Owners. The Contract has 45 Variable Funding Options. The Contract includes Purchase Payment Credits (also referred to as "bonus credits"). Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of Purchase Payment Credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
The Contract has a Fixed Account that offers an interest rate guaranteed by us. The Fixed Account is not available for new investments at this time except through our Special Dollar Cost Averaging Program.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, are not guaranteed by any bank or credit union, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Contracts may be subject to loss of principal.
Prospectus Dated: April 29, 2024

2

Page
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement	D-1
3

Glossary
Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.
Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.
Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (we, us, our, BLIC) – Brighthouse Life Insurance Company.
Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.
Contract Date — the date on which the Contract is issued.
Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.
Contract Value — Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.
Contract Years — twelve month periods beginning with the Contract Date.
Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.
Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Good Order — a request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.
Home Office – the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that we may designate for the purpose of administering this Contract. Unless we designate a different office, the office that administers your Contract is located at P.O. Box 4261, Clinton, IA 52733-4261.
Maturity Date — the date on which the Annuity Payments are to begin.
4

Payment Option — an annuity option elected under your Contract.
Purchase Payment — the premium payment(s) applied to the Contract, less any premium taxes (if applicable).
Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.
Qualified Contract — a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.
Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund. Subaccounts are also referred to as "Variable Funding Options."
Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest. May also be referred to as “Portfolio Company.”
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Funding Option — a Subaccount of the Separate Account that invests in an Underlying Fund.
Written Request — written information sent to us in a form and content satisfactory to us and received in Good Order at our Home Office.
You, your — "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.
5

Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 9 full Contract Years following a
Purchase Payment , you may be assessed a withdrawal charge of up to 8% of the Purchase Payment and any associated Purchase Payment Credits withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the  Underlying Funds and the Fixed Account .
Transfer Charge. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions – Transfer Charge
6

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.57%	1.92%
	Investment options (Portfolio Company fees and expenses)[2]	0.39%	1.31%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.50%[4]
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the annual Contract administrative charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,787	Highest Annual Cost $3,561
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Portfolio Company
fees and expenses
•No optional benefits
•No Purchase Payment Credits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
•No Purchase Payment Credits
•No additional Purchase
Payments, transfers, or
withdrawals

7

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 9 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about the
Company, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks
Restrictions
Investments
•The Fixed Account is currently not available for new investments, except through our Special Dollar Cost Averaging Program.
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Underlying Funds available as investment options under the Contract.
Transfers Appendix C: Fixed Account
Optional Benefits
•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Certain optional benefits could limit subsequent Purchase Payments.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
•You must select a specific annuity option to exercise the Variable
Liquidity Benefit during the annuity period.
• Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Benefits Available Under the Contract Death Benefit Living Benefits Payment Options – Variable Liquidity Benefit Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract
8

	Taxes	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59½.
Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Other Information – Exchanges
9

Overview of the Contract

Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in the Contract’s “investment options” or “funding options,” including the Variable Funding Options and our Fixed Account (if available). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Contract Value (in the form of either withdrawals or Annuity Payments) for retirement savings or other long-term investment purposes. The Contract has various features and benefits that may be appropriate for you based on your financial situation and objectives. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. Because of the withdrawal charge (which is in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: the accumulation phase and the payout phase (or annuity period). During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your Purchase Payments and Contract Value in: (1) Variable Funding Options available under the Contract, each of which has an Underlying Fund with its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) if available, the Fixed Account option, which guarantees principal and interest. The Fixed Account is currently unavailable for new investments except through our Special Dollar Cost Averaging Program.
A list of Underlying Funds in which you can invest is provided in Appendix A.
The payout phase occurs when you or a designated payee begin receiving regular Annuity Payments from your Contract. All optional benefits, including death benefits, terminate without value at the start of the payout phase. In addition, once the payout phase begins, you generally may no longer take withdrawals from the Contract. Depending on the annuity option you elect, any remaining guarantee may be paid to your beneficiary (or beneficiaries).
Contract Features. The following is a brief description of the Contract’s primary features.
Accessing Your Money. Before you annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a withdrawal charge and/or income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefit. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your beneficiary(ies) if you die during the accumulation phase. For an additional charge, you may also select an optional and/or additional death benefit, which may increase the amount of money payable to your designated beneficiaries upon your death.
Optional Benefits. There are optional living and death benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income. In addition, if you elect the annuity option "Payments for a Fixed Period without Life Contingency," you may exercise the Variable Liquidity Benefit during the payout phase. This benefit allows you to take withdrawals during the payout phase based on the present value of your remaining Annuity Payments. Not all optional benefits are still available.
Additional Services and Features.
•
Purchase Payment Credits. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time that the Purchase Payment is received. Expenses for a variable annuity contract with bonus credits may be higher than for a contract without such credits. The amount of any Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
•
Dollar Cost Averaging Programs. These programs allows you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options.
10

•
Automatic Rebalancing Program. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
•
Systematic Withdrawal Program and Managed Distribution Program. The Systematic Withdrawal Program allows you to receive regular automatic withdrawals from your Contract either monthly, quarterly, semi-annually, or annually, provided that each payment must amount to at least $100 (unless we consent otherwise). You may use the Managed Distribution Program to take required minimum distributions that may be required by the IRS.
•
Electronic Delivery. As a Contract Owner, you may elect to receive electronic delivery of current prospectuses related to this Contract, as well as other Contract related documents.
11

Fee Table and Examples

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract , make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Transaction Expenses
Withdrawal Charge(1), (2)	8%
(as a percentage of Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge(3) (per transfer)	$10 $0 (first 12 per year)

(1)
If an amount withdrawn during the accumulation phase is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. This charge is not assessed during the annuity period. Withdrawal charges are calculated in accordance with the following. (See “Charges and Deductions—Withdrawal Charge.”)
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(2)
During the annuity period, if you exercise the Variable Liquidity Benefit within the first nine years of making the initial Purchase Payment, there is a charge of up to 8% (as a percentage of the present value of the remaining Annuity Payments that are surrendered), declining to 0% over that time period. Starting at year nine, the Variable Liquidity Benefit charge is 0%. This charge is not assessed during the accumulation phase. (Please refer to “Payment Options” section for a description of this benefit.) (3) We do not currently assess the transfer charge.
The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Administrative Expenses(1)	$40

12

Base Contract Expenses(2)	1.55%
(as a percentage of the average daily net assets of the Separate Account)
Optional Benefit Expenses(3)
(as a percentage of the average daily net assets of the Separate Account)
Optional Death Benefit – Annual Step-Up Death Benefit(4)	0.15%
Optional Death Benefit – Roll-Up Death Benefit(4)	0.35%
Additional Death Benefit – Enhanced Stepped-Up Provision (E.S.P.)	0.20%
Guaranteed Minimum Accumulation Benefit (GMAB)(5)	0.50%
	Maximum	Current
Guaranteed Minimum Withdrawal Benefit (GMWB) I(5)	1.00%	0.40%(6)
GMWB II(5)	1.00%	0.50%(6)
GMWB III(5)	0.25%	0.25%

(1)
We call this fee the “annual Contract administrative charge” in your Contract, as well as in other places in the prospectus. We will deduct the charge on the fourth Friday of each August.  We do not assess this charge if Contract Value is $100,000 immediately before we deduct this charge. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
(2)
This fee is comprised of two charges we call the “administrative expense charge” and the "mortality and expense risk charge" in your Contract, as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus, under the sub-headings “Base Contract Charge – Administrative Charges” and “Base Contract Charge – Mortality and Expense Risk Charge” for more information.
(3)
The optional benefit riders are no longer for sale.
(4)
The Step-Up Death Benefit and Roll-Up Death Benefit cannot both be elected. The Enhanced Stepped-Up Provision may be elected with the standard death benefit or any optional death benefit.
(5)
A GMAB rider and GMWB rider cannot both be elected. Only a single GMWB rider may be elected.
(6)
If you exercised the right to exchange the GMAB rider for a GMWB I or II rider under the Rider Exchange Option, the current charge for the GMWB rider is 0.75%. The Rider Exchange Option is no longer available.

The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract , including their annual expenses, may be found in Appendix A.
Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.31%
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated, that your investment has a 5% return each year, and also assume the most expensive combination of optional benefits available for an additional charge, the Minimum or Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
Although your actual costs may be higher or lower, based on these assumptions your cost would be:
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	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses
	$11,960	$18,005	$24,218	$41,509	$3,960	$12,005	$20,218	$41,509
Underlying Fund with Minimum Total Annual Operating Expenses
	$11,340	$16,188	$21,265	$36,011	$3,340	$10,188	$17,265	$36,011
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Variable Funding Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
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Principal Risks of Investing in the Contract

Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in your Contract Value resulting from the performance of the Variable Funding Options you have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Investment Restrictions – Opportunity Risks. The living benefit riders may impose restrictions and limitations on your choices of Variable Funding Options. These restrictions and requirements are intended to protect BLIC, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolio Companies – this means your opportunity for investment gains may be limited.
Purchase Payment Credit Risk. Expenses for variable annuity contracts with bonus credits, like this Contract, may be higher than for other contracts without such credits. The amount of Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. In addition, Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations (including under the Fixed Account) and guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict
A cyber-attack could have a material, negative impact on us and the Separate Account, as well as individual Contract Owners and their Contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory
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authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
The Annuity Contract

Portfolio Architect Plus Annuity is a contract between the Contract Owner (“you”) and the Company.
The Contract is intended for retirement savings or other long-term investment purposes. The Contract has features and benefits that may be appropriate for you based on your financial situation and objectives, but we are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products, or any securities transactions or investment strategies involving securities (including account recommendations). You should ask your financial representative for guidance regarding whether the Contract may be appropriate for you. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional.
This is the prospectus — it is not the Contract. When you receive your Contract, we suggest you read it promptly and carefully. This prospectus describes all the material features of the Contract, including material state variations.
The Company offers several different annuities that your financial representative (where applicable) may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.
We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.
You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments
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accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not available.
The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.
The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.
Death Benefit/Optional Feature	Maximum Age based on the older of the Owner and Annuitant on the Contract Date
Standard Death Benefit	80
Annual Step-Up Death Benefit	79
Roll Up Death Benefit	75
Enhanced Stepped-Up Provision (E.S.P.)	75
*The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.
Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.
Purchase of this Contract through a tax qualified retirement plan or individual retirement plan (“IRA”) does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial representative to determine if this Contract is appropriate for you.
Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
Death Claims	P.O. Box 4330 Clinton, IA 52733-4330 Telephone: (888) 243-1932 Fax: (877) 245-8163
Annuity Payments/Income
Requests to receive regular income payments (referred to as Annuity Payments)	P.O. Box 4365 Clinton, IA 52733-4365 Telephone: (800) 882-1292 Fax: (877) 246-8424
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Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
General requests and elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
All other requests and elections, including subsequent Purchase Payments, and general inquiries	P.O. Box 4301 Clinton, IA 52733-4301 Telephone: (888) 243-1932 Fax: (877) 246-8424
If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your Contract;
2.Your Contract currently has or had an active loan
initiated any time on or before April 10, 2011; or
3. You, as the designated beneficiary on the Contract,
elected on or after April 10, 2011, to continue the
Contract in your own name after the death of the original
owner or annuitant.
For Payments P.O. Box 70247 Philadelphia, PA 19176-0247 For all Other Requests and Elections P.O. Box 4261 Clinton, IA 52733-4261 Telephone: 833-208-3018 Fax: 877-319-2495

We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Purchase Payments
Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not available except through our Special Dollar Cost Averaging Program.  Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin. See Appendixes A and B to this prospectus for more information about the available Underlying Funds.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.
We will credit subsequent Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we
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receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payments to you, or there may be a delay in applying the Purchase Payments or transaction to your Contract.
Qualified Contracts under Section 403(b). Pursuant to regulations promulgated under Section 403(b) of the Code, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b) of the Code. Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) of the Code under certain conditions (so-called “90-24 transfers”). The regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to these employer requirements. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “Federal Tax Considerations.”)
Purchase Payment Credits
For Contracts issued prior to April 1, 2004, between May 1, 2004 and May 31, 2004, between September 1, 2004 and September 19, 2004, and on or after June 10, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.
For Contracts issued between April 1, 2004 and April 30, 2004, Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued between September 20, 2004 and June 9, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.
We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.
We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:
(a)
you return your Contract during the right to return period;
(b)
you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or
(c)
you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.
Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. However, if you have investment losses on the credit, we will recover the original amount of the credit. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax adviser.
We use a portion of the Mortality and Expense Risk charge and Withdrawal charge to help recover our cost of providing the Purchase Payment Credits. You should know that over time, particularly in a positive market, the higher Mortality and Expense Risk charge associated with contracts with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract. We expect to make a profit from this charge.
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Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information. Purchase Payment Credits are only included as part of the Contract Value in any death benefit calculation. Please refer to the description of Death Benefit(s) for more information.
Accumulation Units
The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, Accumulation Units are used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, we adjust your Contract Value accordingly. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.
Accumulation Unit Value. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Variable Funding Option from one Valuation Period to the next. The net investment factor for a Variable Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Variable Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Variable Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by an amount not exceeding the daily equivalent of the maximum annual Separate Account Charge.
The Variable Funding Options
You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
Information regarding each Underlying Fund, including its name, a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.  Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF104. You can also request copies of this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in
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configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see “Payments We Receive.” From time to time we may make new Variable Funding Options available. In addition, we review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Underlying Funds you have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.
Payments We Receive. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and in our role as an intermediary with respect to the Underlying Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See the Underlying Fund prospectuses for information on the management fees paid by the Underlying Funds.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See the Underlying Fund prospectuses for information on the 12b-1 Plan fees paid by the Underlying Funds.) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.
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Fixed Account

Currently, the Fixed Account is not available as a funding option except through our Special Dollar Cost Averaging Program. Please refer to Appendix C for more information about the Fixed Account.
Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:
•
the ability for you to make withdrawals and surrenders under the Contracts
•
the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners
•
the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
•
administration of the annuity options available under the Contracts
•
the distribution of various reports to Contract Owners
Costs and expenses we incur include:
•
losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts
•
sales and marketing expenses including commission payments to your registered representative
•
other costs of doing business
Risks we assume include:
•
that Annuitants may live longer than estimated when the annuity factors under the Contracts were established
•
that the amount of the death benefit will be greater than the Contract Value
•
that the costs of providing the services and benefits under the Contracts will exceed the charges deducted
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Transaction Charges
Withdrawal Charge
We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.
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We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:
(a)
any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then
(b)
any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then
(c)
any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then
(d)
any Contract earnings
Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested. If we deduct the charge from the amount requested, you would receive less than the dollar amount you requested. If you choose to have the withdrawal charge deducted from the remaining Contract Value, you would receive the full dollar amount you requested, however, this may result in a higher withdrawal charge because the charge would be based on a larger total dollar amount withdrawn from your Contract Value.
We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:
•
due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
•
in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years
•
under the Managed Distribution Program
•
under the Nursing Home Confinement provision (as described in Appendix D)
•
on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this Contract)
For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.
Free Withdrawal Allowance
Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without the imposition of any applicable withdrawal charges. We refer to this as your free withdrawal allowance. We calculate the free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year).
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of a withdrawal.
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Transfer Charge
We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is exercised, there is a maximum charge of 8% as a percentage of the present value of the remaining Annuity Payments that are surrendered. The charge may apply for the first nine years after you make the initial Purchase Payment. Starting in year nine, the charge is zero. This charge is not assessed during the accumulation phase. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.
We will assess the charge as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
Please refer to “Payment Options” for a description of this benefit.
Annual Contract Expenses
Base Contract Charge – Administrative Charges
There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge.
The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August during the accumulation phase. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account, if it is available, or:
(1)
from the distribution of death proceeds;
(2)
after an annuity payout has begun; or
(3)
if the Contract Value on the date of assessment equals or is greater than $100,000.
We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each Business Day from amounts held in the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net assets allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.
Base Contract Charge – Mortality and Expense Risk Charge
Each Business Day, we deduct a mortality and expense risk (“M&E”) charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. The charge equals, on an annual basis, 1.40% of the daily net assets allocated to each of the Variable Funding Options. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.
We will waive a portion of the M&E charge in connection with investments in certain Subaccounts as follows:
•
0.11% for the Subaccount investing in the BlackRock High Yield Portfolio — Class A;
24

•
0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B; and
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio — Class B.
Optional Benefit Charge – Optional Death Benefit Charges
If you selected the Annual Step-Up Death Benefit or the Roll-Up Death Benefit (optional death benefits) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% for the Annual Step-Up Death Benefit and 0.35% for the Roll-Up Death Benefit, as a percentage of the daily net assets allocated to each of the Variable Funding Options. The additional charge, if applicable, is reflected in your Contract as part of the M&E charge. This charge compensates us generally for the costs and risks we assume in providing the benefit. The Annual Step-Up Death Benefit and the Roll-Up Death Benefit are no longer available for purchase.
Optional Benefit Charge – Enhanced Stepped-Up Provision Charge
If you selected the E.S.P. option (an additional death benefit) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% as a percentage of the daily net assets allocated to each of the Variable Funding Options. This charge compensates us generally for the costs and risks we assume in providing the benefit. The E.S.P. option is no longer available for purchase.
Optional Benefit Charge – Guaranteed Minimum Withdrawal Benefit Charge
If you own a GMWB rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge depends on which GMWB rider you selected. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00% for GMWB I or GMWB II and will never exceed 0.25% for GMWB III. This charge compensates us generally for the costs and risks we assume in providing the benefit.
The GMWB riders are no longer available for purchase. If you previously owned the GMAB rider, you may have been able to exchange it for a GMWB I or II rider under the Rider Exchange Option. The current charge for a GMWB rider issued in exchange for the GMAB rider under the Rider Exchange Option is 0.75%. The Rider Exchange Option is no longer available.
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Optional Benefit Charge – Guaranteed Minimum Accumulation Benefit Charge
If you own the GMAB rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge equals 0.50%. This charge compensates us generally for the costs and risks we assume in providing the benefit. The GMAB rider is no longer available for purchase.
Underlying Fund Fees and Expenses
Charges are deducted from and expenses are paid out of the assets of each Underlying Fund, which are described in the prospectuses for those funds. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Premium Tax
Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.
Transfers

Subject to the limitations described below, you may transfer all or part of your Contract Value between funding options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
We reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix C. Currently, the Fixed Account is not available for new investments except through our Special Dollar Cost Averaging Program.
Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.
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Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in the following “Monitored Portfolios”:
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Contract and will require future transfer requests to or from any Variable Funding Option under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund
27

and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for block transfers where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
The Dollar Cost Averaging (“DCA”) Program is a pre-authorized transfer program that allows you to transfer a set dollar amount of Contract Value to one or more Variable Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a Variable Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400 per transfer. There is no additional fee to participate in the DCA Program.
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You may establish pre-authorized transfers from the Fixed Account, if available, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account value in less than twelve months from your enrollment in the DCA Program. The Fixed Account is currently unavailable for new enrollments with respect to the DCA Program.
In addition to the DCA Program, we may offer an administrative Special DCA Program, established at our discretion, and subject to availability, under which we may credit increased interest rates to Contract Owners. Special DCA Program is not available in Oregon. Special DCA Program is available for new enrollments. Under this program, Contract Owner may pre-authorize level transfers from the Special DCA account within the Fixed Account to any of the Variable Funding Options under a 6-Month, 12-Month or 24-Month Special DCA Program. The programs may have different credited interest rates at different times and depending on the length of the program. Only new Purchase Payments may be credited to the Special DCA Program. We must transfer all Purchase Payments and accrued interest on a level basis to the selected Variable Funding Options in the applicable time period, and the interest will accrue only on the remaining amounts in the Special DCA account. For example, under the 12-Month program, interest can accrue up to 12 months on the remaining amounts in the Special DCA account and we must transfer all Purchase Payments and accrued interest in this Special DCA account on a level basis to the selected Variable Funding Options in 12 months.
You can only elect one DCA program at a time. The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If you make an additional Purchase Payment while the DCA or Special DCA Program is in effect, we will not allocate the additional premium to the DCA or Special DCA Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or you provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the destination funding options you selected under the DCA or Special DCA Program. Any Purchase Payment received after the DCA or Special DCA Program has ended will be allocated as described in “The Annuity Contract—Purchase Payments.”
You may start or stop participation in a DCA program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA Program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA Program, unless you instruct us otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
The following examples may help you further understand the DCA Program and Special DCA Program:
•
Under the DCA Program, you could decide to instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the BlackRock Capital Appreciation Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the BlackRock Capital Appreciation Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
•
Under the Special DCA Program, you could allocate $12,000 to the Fixed Account and instructed us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
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Automatic Rebalancing Program
Once your money has been allocated to the Variable Funding Options, the performance of each Variable Funding Option may cause your allocation to shift. You can direct us to automatically rebalance your Contract Value to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An Automatic Rebalancing Program is intended to transfer Contract Value from those Variable Funding Options that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Access to Your Money

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.
For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.
We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You generally may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. Additional details and other special rules or exceptions may apply under the Code and your 403(b) plan. You should consult with your tax adviser before making a withdrawal from your Contract.
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Charges and Deductions—Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in “Living Benefits”). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
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 Systematic Withdrawals
Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in Good Order.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners. There is currently no additional fee for electing systematic withdrawals.
Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.
Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching the age at which distributions must begin under federal tax law. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in Good Order.
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Benefits Available Under the Contract

The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options on a monthly or quarterly basis	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•Fixed Account is
currently unavailable for
new enrollments
•Fixed Account value
must not be depleted in
less than 12 months from
date of enrollment
•May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows you to systematically make level transfers from the Fixed Account to one or more Variable Funding Options over a 6-month, 12-month, or 24-month duration	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Currently available for
new enrollments
•Only new Purchase
Payments may be
allocated to the program
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•May only have one DCA
program in place at one
time
•Interest rates credited on
amounts in the Fixed
Account may differ for
6-month, 12-month, and
24-month durations
•Not available in Oregon

Automatic Rebalancing Program	Allows you to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the accumulation phase •Fixed Account is not available for automatic rebalancing
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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract	Standard	No Charge	N/A
•Each payment must be at
least $100
•Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
•Must have a minimum
total Contract Value of
$15,000 to enroll
•Must provide at least
30 days’ notice to
change instructions
•Upon 30-day written
notice, we may
discontinue this feature
at any time
•We reserve the right to
charge a processing fee
in the future (if we do so,
We will inform you in
writing 30 days in
advance)

Managed Distribution Program	Allows you to automatically take minimum distributions from your Contract that may be required by the IRS	Standard	No Charge	N/A	•Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance •Cannot also enroll in dollar cost averaging
33

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Purchase Payment Credits	Provides a credit to your Contract Value for each Purchase Payment you make	Standard	No Charge	N/A
•The older of the Contract
Owner or Annuitant
must be 80 or less at the
time the Purchase
Payment is received
•For Contracts issued
prior to April 1, 2004,
between May 1, 2004
and May 31, 2004,
between September 1,
2004 and September 19,
2004, and the credit is
4.5% of the Purchase
Payment.
•For Contracts issued
between April 1, 2004
and April 30, 2004,
contracts issued between
June 1, 2004 and
August 31, 2004, and
contracts issued between
September 20, 2004 and
June 9, 2006, the credit
is 6.0% of the Purchase
Payment.
•The amount of credits
may be more than offset
by the higher fees and
charges associated with
the credits
•Credits may not be
included in a standard or
optional benefit,
including the standard
death benefit

Nursing Home Confinement Rider	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge	N/A
•Must own Contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a
physician and be
medically necessary
•Terminates on Maturity
Date
•Not available for
Contract Owners 71 or
older on the Contract
issue date

34

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Standard Death Benefit	Pays a minimum death benefit at least equal to the greater of your Contract Value or your Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A	•Withdrawals may proportionately reduce the benefit, and such reductions could be significant •Purchase Payment Credits are only included as part of Contract Value in death benefit calculation
Annual Step-Up Death Benefit	Pays a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, or your Step-Up Value	Optional	0.15% (as a percentage of the average daily net assets of the Separate Account)	0.15% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Not available in
Minnesota and
Washington

Roll-Up Death Benefit	Provides a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, your Step-Up Value, or your Roll-Up Death Benefit Value	Optional	0.35% (as a percentage of the average daily net assets of the Separate Account)	0.35% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Not eligible for annual
5% increase in Roll-Up
Death Benefit Value after
the Annuitant’s
80th birthday
•Roll-Up Death Benefit
Value subject to a
maximum limit
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Not available in
Washington

35

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Enhanced Stepped-Up Provision (“E.S.P”)	Provides an additional death benefit based on a percentage of (a) 200% of modified Purchase Payments or (b) Contract Value minus modified Purchase Payments, whichever is less	Optional	0.20% (as a percentage of the average daily net assets of the Separate Account)	0.20% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Percentage used to
calculate additional
death benefit is 40% for
Annuitant younger than
age 70, or 25% for
Annuitant age 70-75, on
rider effective date
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation

Guaranteed Minimum Withdrawal Benefit I	Guarantees the annual periodic return of a percentage of your investment every year until your entire investment has been returned in full, regardless of market performance	Optional	1.00% (as percentage of the average daily net assets of the Separate Account)	0.40% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You cannot cancel the
rider
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

36

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit II	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of investment performance	Optional	1.00% (as percentage of the average daily net assets of the Separate Account)	0.50% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the 5th
anniversary of purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

37

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit III	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	0.25% (as percentage of the average daily net assets of the Separate Account)	0.25% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the 5th
anniversary of purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

38

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Accumulation Benefit	Guarantees that your Contract Value will not be less than a minimum amount on the rider’s maturity date	Optional	0.50% (as percentage of the average daily net assets of the Separate Account)	0.50% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Benefit subject to
investment restrictions
•No guaranteed
minimum prior to the
rider maturity date
•Only Purchase Payments
made within 12 months
of purchase increase
guaranteed minimum
•We reserve the right to
exclude Purchase
Payments
•Benefit’s liquidity option
may be exercised only
once, and must be
exercised during the
90-day period prior to
the 5th anniversary of
purchase
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits are not included
in the guaranteed
minimum

Variable Liquidity Benefit	Provides liquidity during the annuity period by allowing withdrawals based on the present value of your remaining Annuity Payments	Optional	8% upon exercise (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	8% upon exercise, declining to 0% over 9 years (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	•Only offered in connection with the annuity option “Payments for a Fixed Period without Life Contingency” •Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the DCA programs and Automatic Rebalancing Program are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawal Program and Managed Distribution Program are discussed in the prospectus section entitled “Access to Your Money;” Purchase Payment Credits are discussed in the prospectus section entitled “The Annuity Contract;” the Nursing Home Confinement Rider is
39

discussed in Appendix D to this prospectus; the death benefits are discussed in the prospectus section entitled “Death Benefit;” the optional living benefits (except the Variable Liquidity Benefit) are discussed in the prospectus section entitled “Living Benefits;” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “Payment
Options.”
40

Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.
You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.
Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.
Beneficiary
You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable, or such other date as required by state law.  Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile.  (Escheatment is the formal, legal name of this process.)  However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change.  Please call (833) 208-3018 to make such changes.
41

Annuitant
The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.
Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:
•
the death benefit will not be payable upon the Annuitant’s death
•
the Contingent Annuitant becomes the Annuitant
•
all other rights and benefits will continue in effect
When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.
If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.
Death Benefit

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the “Annual Step-Up”) or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).
Three different types of death benefits are available under the Contract prior to the Maturity Date:
•
Standard Death Benefit
•
Annual Step-Up Death Benefit
•
Roll-Up Death Benefit
The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see “The Annuity Contract.”).
Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”
Death Benefit Charge
If you select the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net assets of the Separate Account:
Annual Step-Up Death Benefit	0.15%
Roll-Up Death Benefit	0.35%
If you choose the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, the mortality and expense risk (“M&E”) charge increases by the percentage of the death benefit charge: under the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge increases by 0.15% to equal 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge increases by 0.35% to equal 1.75% annually (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).
42

Death Proceeds before the Maturity Date
Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date, or
(2)
your Adjusted Purchase Payment, described below*
Annual Step-Up Death Benefit
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date,
(2)
your Adjusted Purchase Payment described below* or
(3)
the Step-Up Value, if any, as described below**
Roll-Up Death Benefit
If the Annuitant dies before age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* as described below;
	•	the Step-Up Value**(if any, described below) or
	•	the Roll-Up Death Benefit Value** as described below
If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* described below;
	•	the Step-Up Value** (if any, as described below) or
•
the Roll-Up Death Benefit Value** as described below on
the Annuitant’s 80th birthday, plus any additional Purchase
Payments and minus any partial surrender reductions (as
described below) that occur after the Annuitant’s 80th
birthday

____________
*
If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.
**
Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.
Adjusted Purchase Payment. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation. Purchase Payment Credits are only included as part of Contract Value in any death benefit calculation.
Step-Up Value†
The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender
43

Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.
____________
†
Not available in Minnesota and Washington.
Roll-Up Death Benefit Value†
On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made during the previous Contract Year
(c)
is any Partial Surrender Reduction (as described below) during the previous Contract Year.
On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made since the previous Contract Date anniversary
(c)
is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary
The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).
____________
†
Not available in Minnesota and Washington.
Partial Surrender Reductions
Adjusted Purchase Payment. The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/55,000) = $9,090
Your new adjusted Purchase Payment would be $50,000 – $9,090, or $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new adjusted Purchase Payment would be $50,000 – $16,666, or $33,334.
Step-Up and Roll-Up Value. The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$55,000) = $9,090
Your new Step-Up Value would be $50,000 – $9,090, or $40,910.
44

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new Step-Up Value would be $50,000 –$16,666, or $33,334.
Enhanced Stepped-Up Provision (“E.S.P.”)
This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.
The rider effective date is the date the rider is attached to and made a part of the Contract.
There is an additional charge if you have selected the E.S.P. The charge equals, on an annual basis, 0.20% as a percentage of the daily net assets allocated to each of the Variable Funding Options.
If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:
If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or
If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.
The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.
The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.
For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$55,000) = $9,090
You new modified Purchase Payment would be $50,000 – $9,090 = $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new modified Purchase Payment would be $50,000 – $16,666 = $33,334.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.
45

Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes
Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	The spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.
The spouse elects to continue
the Contract.
A spouse who is not the
beneficiary may decline to
continue the Contract the
proceeds and instruct the
company to pay the beneficiary
who may elect to continue the
Contract.
Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner
The beneficiary elects to
continue the Contract rather
than receive a lump sum
distribution.
Or unless, there is a Contingent
Annuitant, then, the Contingent
Annuitant becomes the
Annuitant and the Contract
continues in effect (generally
using the original Maturity
Date). The proceeds will then be
paid upon the death of the
Contingent Annuitant or owner
Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary(ies) (or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
46

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless	Mandatory Payout Rules Apply*
Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless	Mandatory Payout Rules Apply*
Owner /Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

*
Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option may not be available. (See “Federal Tax Considerations.”)
Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)
Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.
If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.
The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance
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except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a “spouse” under applicable federal law.
Under the Internal Revenue Code (“Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union, registered domestic partnership, or other similar formal relationship not denominated as a marriage under applicable law, should note that certain favorable tax treatment afforded to a spouse under federal tax law and certain provisions under the Contract applicable only to a spouse would not be available. For example, individuals who are not a spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the GMWB for Life (the “Living Income Guarantee for 2”). Individuals who have purchased, or are considering the purchase, of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser.
Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)
If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.
If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.
The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:
•
transfer ownership
•
make additional Purchase Payments
The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.
Planned Death Benefit
You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:
•
as a variable or fixed annuity for life or a period that does not exceed the beneficiary’s life expectancy, or
•
under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.
You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the
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planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.
Death Proceeds after the Maturity Date
If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.
Notification of Death Prior to the Completion of a Requested Transaction
If we are presented in Good Order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.
Death Proceeds under 403(b) Contracts
If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract’s death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.
Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Living Benefits

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)
For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or “GMWB”. A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.
Availability and Eligibility. We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider’s issue date and state availability.
The GMWB riders described in this prospectus are called “GMWB I”, “GMWB II”, and “GMWB III”; we may refer to any one of these as GMWB. The availability of each rider is shown below.
Available GMWB Riders
Name of Rider:	GMWB I	GMWB II	GMWB III
Also called:	Principal Guarantee	Principal Guarantee 5/10	Principal Guarantee Value
Availability:	Not available for purchase on or after March 21, 2005, unless GMWB II is not approved in your state	Available on or after March 21, 2005 if approved in your state	Available on or after March 21, 2005 if approved in your state
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Currently, you may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.
Remaining Benefit Base (“RBB”). For all GMWB riders, the amount of your investment that is guaranteed is called the “remaining benefit base” or “RBB.” Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.
Annual Withdrawal Benefit (“AWB”). The annual percentage of your RBB that is available for withdrawal is called the “annual withdrawal benefit” or “AWB”. Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.
The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:
	GMWB I	GMWB II	GMWB III
If you make your first withdrawal before the 3rd anniversary after you purchase GMWB:	5% of RBB	5% of RBB	5% of RBB
If you make your first withdrawal on or after the 3rd anniversary after you purchase GMWB:	10% of RBB	10% of RBB	5% of RBB
If you exercised your right to exchange your GMAB Rider for the GMWB Rider we made available under the Rider Exchange Option, your AWB equaled 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
Additional Premium. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.
We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.
Withdrawals. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or “GMWB Anniversary”), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.
However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:
If you select GMWB II or GMWB III:
•
To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.
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•
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
If you purchased GMWB I:
•
To recalculate your RBB, we reduce your RBB by a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.
•
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.
Withdrawal Examples. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II and GMWB III
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$5,000	$104,500	$100,000	$5,000
Immediately prior to withdrawal	$114,950	$100,000	$5,000	$94,050	$100,000	$5,000
Partial Withdrawal Reduction	N/A	(100,000 × 10,000/114,950) = $8,699	(5,000 × (1- 90,000/100,000) = $500	N/A	(100,000 × 10,000/94,050) = $10,633	(5,000 × (1- 89,367/100,000) = $532
Greater of PWR or the dollar amount of the withdrawal		$10,000 (10,000˃8,699)			$10,633 ($10,633˃10,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$10,000	$500	$10,000	$10,633	$532
Value Immediately after withdrawal	$104,950	$90,000	$4,500	$84,050	$89,367	$4,468
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Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$5,000	$104,500	$100,000	$5,000
Immediately prior to withdrawal	$114,950	$100,000	$5,000	$94,050	$100,000	$5,000
Immediately after withdrawal	$104,950	$91,301 [100,000 - (100,000 × 10,000/114,950)]	$4,565 [5,000 - (5,000 × 91,301/100,000)]	$84,050	$89,367 [100,000 - (100,000 × 10,000/94,050)]	$4,468 [5,000 × (89,367/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,699	$435	$10,000	$10,633	$532
Withdrawal Examples. If you exercised your right to exchange your GMAB Rider for the GMWB II Rider or GMWB I Rider under the Rider Exchange Option, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider”). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$10,000	$104,500	$100,000	$10,000
Immediately prior to withdrawal	$114,950	$100,000	$10,000	$94,050	$100,000	$10,000
Partial Withdrawal Reduction (PWR)	N/A	(100,000 × 15,000/114,950) = $13,049	[10,000 × (1- 85,000/100,000)] = 1,500	N/A	(100,000 × 15,000/94,050) = $15,949	[10,000 × (1- 84,051/100,000)] = $1,595
Greater of PWR or the dollar amount of the withdrawal		$15,000 (15,000˃13,049)			$15,949 (15,949˃15,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$15,000	$1,500	$15,000	$15,949	$1,595
Value Immediately after withdrawal	$99,950	$85,000	$8,500	$79,050	$84,051	$8,405
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Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$10,000	$104,500	$100,000	$10,000
Immediately prior to withdrawal	$114,950	$100,000	$10,000	$94,050	$100,000	$10,000
Immediately after withdrawal	$99,950	$86,951 [100,000 - (100,000 × 15,000/114,950)]	$8,695 [(10,000 × 86,951/100,000)]	$79,050	$84,051 [100,000 - (100,000 × 15,000/94,050)]	$8,405 [10,000 × (84,051/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$13,049	$1,305	$15,000	$15,949	$1,595
Tax-Qualified Distribution Programs (GMWB II and GMWB III Only). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs (“Tax-Qualified Distribution Programs”). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.
For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
•
Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:
•
a qualified retirement plan (Code Section 401),
•
a tax-sheltered annuity (Code Section 403(b)),
•
an individual retirement account (Code Sections 408(a)),
•
an individual retirement annuity (Code Section 408(b)), or
•
a qualified deferred compensation plan (Code Section 457).
Required minimum distribution must be calculated using the Uniform Lifetime Table (described in Treasury Regulation Section 1.401(a)(9)-9) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9), as appropriate.
•
Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;
•
Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service (IRS) Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by IRS Revenue Ruling 2002-62, 2002-2 C.B. 710, and, as applicable starting January 1, 2023, IRS Notice 2022-6, 2022-5 I.R. B. 460, which modifies and supersedes IRS Revenue Ruling 2002-62 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of IRS Notice 89-25, IRS Revenue Ruling 2002-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program); or
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•
Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service (IRS) Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as modified by IRS Revenue Ruling 2002-62 as described in IRS Notice 2004-15, 2004-1 C.B. 526, and, as applicable starting January 1, 2023, IRS Notice 2022-6 which modifies and supersedes both IRS Revenue Ruling 2002-62 and IRS Notice 2004-15 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25, IRS Revenue Ruling 2002-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program).
You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:
•
You must enroll in our Managed Distribution Program. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70½ before the first GMWB anniversary.
You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.
•
Any withdrawals outside of the Program may decrease your benefit. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a “GMWB Year”). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.
Reset (GMWB I and GMWB II Only). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.
Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.
If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.
Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.
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Investment Restrictions (GMWB II and GMWB III Only)
We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.
If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.
GMWB Charge. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.
	GMWB I	GMWB II	GMWB III
Current Annual Charge	0.40%	0.50%	0.25%
Maximum Annual Charge After a Reset	1.00%	1.00%	N/A
If you exercised your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current annual charge for the GMWB Rider is 0.75%.
Maximum RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.
Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.
Termination. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
Other Information about GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:
•
The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.
•
The total annual payment amount will equal the AWB and will never exceed your RBB, and
•
We will no longer accept subsequent Purchase Payments into the Contract.
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If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.
Comparison of Important Differences Among the GMWB Riders
The following chart may help you decide which version of GMWB is best for you.
	GMWB I	GMWB II	GMWB III
AWB	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal on or after 3rd anniversary	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal on or after 3rd anniversary	5% of RBB
Annual Charge	0.40%	0.50%	0.25%
Reset	Yes	Yes	No
Can I Cancel my GMWB?	No	Yes, after the 5th anniversary of GMWB purchase	Yes, after the 5th anniversary of GMWB purchase
Investment Restrictions	No	Yes	Yes
Waiver of recalculation of AWB for Distributions from Tax-Qualified Plans	No	Yes	Yes
If you exercised your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. In addition, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
Guaranteed Minimum Accumulation Benefit (“GMAB”)
We offer a Guaranteed Minimum Accumulation Benefit rider (“GMAB Rider”) for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.
Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.
Benefit Description & Key Terms
If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the BlackRock Ultra Short Term Bond Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.
If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.
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Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.
Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts.
The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.
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If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.
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If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.
Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).
Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.
Examples of Benefit Base/Base Calculation Amount
Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.
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The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.
Examples of GMAB Rider on the Rider Maturity Date
	Increasing Contract Value			Declining Contract Value
	Contract Value	Base Calculation Amount	Benefit Base	Contract Value	Base Calculation Amount	Benefit Base
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	$104,500	$100,000	Not Applicable
Value as of Rider Maturity Date	$114,950	$100,000	$100,000	$94,050	$100,000	$100,000
Amount Applied to Contract Value due to GMAB Rider		$0(1)			$5,950(2)
(1)
If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2)
If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the BlackRock Ultra Short Bond Subaccount.
The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.
Examples of Additional Purchase Payments — Impact on Base Calculation Amount
	Additional Purchase Payment within 12 months			Additional Purchase Payment after 12 months
	Contract Value	Purchase Payment	Base Calculation Amount	Contract Value	Purchase Payment	Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	$100,000	$104,500	$100,000	$100,000
Value Before Additional Purchase Payment	$114,950	Not Applicable	$100,000	$114,950	Not Applicable	$100,000
Value After Additional Purchase Payment	$125,400	$10,000	$110,000	$125,400	$10,000	$100,000
The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.
Examples of Partial Withdrawals — Impact on Base Calculation Amount
	Assuming Increasing Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$114,950	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$104,950	$90,000	$10,000	[100,000 × 10,000/114,950] $8,699	$10,000

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	Assuming Declining Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$94,950	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$84,050	$89,368	$10,000	[100,000 × 10,000/94,050] $10,632	$10,632
Investment Limitations/Restrictions/Rebalancing
If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.
We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as “Class A” will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as “Class B” will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.
You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.
You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.
Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:
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You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.
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You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.
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If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.
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If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.
Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable
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limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.
Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.
Please see “Appendix B – Underlying Funds Available Under the Benefits Offered Under the Contract” for the Subaccounts that are classified as Class A and Class B Subaccounts.
GMAB Rider Liquidity Option
During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section “Base Calculation Amount.” Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.
This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.
Cancellation of the GMAB Rider
You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.
GMAB Rider Exchange Option (No Longer Available) — If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.
Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)
Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).
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Termination
The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.
Charge for GMAB
If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.
Additional Considerations
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Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.
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If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.
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Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.
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If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.
The Annuity Period

Maturity Date
Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selectedand any living benefit rider is terminated.
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You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).
At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.
Allocation of Annuity
You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)
Variable Annuity
You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.
Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.
The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.
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Payment Options

Election of Options
While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.
During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See “Annuity Options.”) Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.
The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.
On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.
Annuity Options
Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.
Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.
Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.
Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.
Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.
Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 6 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.
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The amount of any annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity rates. The amount of each annuity payment will be less with a greater frequency of payments (if frequency choices other than monthly are available) and/or with a longer “certain” payment periods and/or with payments with life contingencies.
Variable Liquidity Benefit
This benefit is only offered with the annuity option “Payments for a Fixed Period without Life Contingency.”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining period certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
For example, assume 9 years of Annuity Payments have been paid under a 10-year Payments for a Fixed Period without Life Contingency Annuity Option.  At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature.  Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13.  The Variable Liquidity Benefit payable would be:  $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Miscellaneous Contract Provisions

Right to Return
You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.
If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.
During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit.
We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.
Termination
We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.
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In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Required Reports
As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Variable Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Variable Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
The Separate Account

The Company issues the Contract under Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 under Delaware law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under Separate Account Eleven and MetLife of CT Separate Account Twelve for Variable Annuities (“Separate Account Twelve”). On December 8, 2008, Separate Account Twelve along with certain other separate accounts (collectively, the “Former Separate Accounts”) were combined with and into Separate Account Eleven (the “Combination”).
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct.
All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Code, and the regulations thereunder.
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We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of any guaranteed death benefit, guaranteed living benefit, or Annuity Payment that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The “investment in the Contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. Any Purchase Payment Credit is not treated as an investment in the Contract and will be treated as taxable gain when distributed. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
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State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless an exception applies. An exception may include distributions which are taken as part of a series of substantially equal periodic payments (not less frequently than annually) made for life or life expectancy as further described in Code Section 72 and applicable IRS guidance (and after separation from service in the case of a Contract Owner participating under certain employer sponsored Qualified retirement plans). An exception may also apply for distributions following the death or disability of the Contract Owner. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. For Qualified Contracts, other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute a “premature” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies. The 10% additional tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 ½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are ot limited to additional Purchase Payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations. As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distribution (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “premature” distributions which may also provide for the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by
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public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Applicable Age for Required Minimum Distributions (RMD)
As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” is…
Were born on or before June 30, 1949	70½
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73*
Attain age 74 on or after January 1, 2033	75*
*If you were born in 1959, you should consult your tax adviser regarding your “Applicable Age,” because it is not clear under the SECURE 2.0 Act whether your Applicable Age is age 73 or age 75.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a)
the calendar year in which you reach the Applicable Age, or
(b)
the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain the Applicable Age even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach the Applicable Age.
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value,
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and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
A tax penalty (an excise tax) of up to 25% applies to the shortfall of any required minimum distributions you fail to receive.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained the Applicable Age, if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law and avoid the up to 25% excise tax which may apply to any failure to take any required minimum distributions. Consult a tax adviser. .
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $7,000 in 2024, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. These amounts may be subject to cost-of-living adjustments in future years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married
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and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59½ unless an exception applies (see “Penalty Tax for Premature Distributions” and consult your tax adviser). Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the Applicable Age. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $69,000 or 25% of pay for each participant in 2024.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59½, you cannot withdraw money from your TSA Contract unless the withdrawal:
•
Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•
Is directly transferred to another permissible investment under §403(b) arrangements;
•
Relates to amounts that are not salary reduction elective deferrals;
•
Occurs after you die, leave your job or become disabled (as defined by the Code);
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•
Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•
Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•
Relates to rollover or after-tax contributions; or
•
Is for the purchase of permissive service credit under a governmental defined benefit plan.
Additional details and other special rules or exceptions may apply under the Code and your TSA. You should consult with your tax adviser before making a withdrawal from your Contract.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)
The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)
In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)
All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)
In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)
Other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions if permitted under the Code and the Plan.
(6)
If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)
We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
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In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59½ and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59½, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•
a non-taxable return of your Purchase Payment; or
•
a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
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Federal law imposes a 3.8% Net Investment Income tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
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Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59½. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a
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substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to nonresident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (“BLIC”) is a Delaware stock life insurance company originally incorporated in Connecticut in 1863. BLIC is licensed to conduct business in all states of the United States (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S Virgin Islands. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be
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eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Underlying Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Underlying Funds. (See the Underlying Fund prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.
The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.
Selling Firms. As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.50% of Purchase Payments, along with annual trail commissions up to 1.50% of Contract Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. A registered representative may receive more asset-based compensation for Contract Value allocated to the Variable Funding Options than for Contract Value allocated to the Fixed Account. Distributor also pays commissions when a Contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Period.”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative.
Good Order
A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
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Conformity with State and Federal Laws
The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
Exchanges
The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from an annuity contract to purchase another contract. Before making an exchange to acquire a contract, you should carefully compare each contract. You may have to pay a surrender charge under your current contract to exchange it for the new contract, and the new contract may have its own surrender charges that
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would apply to you. The other fees and charges under the new contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange one contract for another contract unless you determine, after evaluating all the facts that the exchange is in your best interests. Remember that the person selling you the contract generally will earn a commission on the sale.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.
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Appendix A

Underlying Funds Available Under the Contract
The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF104. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See Appendix B:Underlying Funds Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	22.60%	13.65%	9.58%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.65%	13.41%	5.92%	4.79%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	25.51%	15.21%	11.54%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	12.87%	6.40%	4.65%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.73%	19.26%	7.50%	3.45%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.33%	8.90%	7.66%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.77%	13.21%	10.68%	6.55%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	52.06%	16.39%	10.80%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.68%	3.74%	3.28%	2.32%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	9.78%	11.38%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	5.05%	1.76%	1.18%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	18.10%	10.09%	8.07%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.81%	17.88%	11.15%	9.17%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.19%	8.31%	6.38%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	21.28%	11.56%	9.17%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	4.87%	0.95%	1.23%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	33.12%	16.36%	11.33%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2†† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.87%	28.72%	16.93%	11.38%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.82%	14.80%	12.17%	7.85%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	19.71%	14.07%	10.88%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	15.09%	13.02%	8.99%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
#
Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
‡
This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

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Appendix B

Underlying Funds Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the Contract, your Contract may be subject to investment restrictions, as reflected below. See “Living Benefits” in the prospectus for more details. If your optional benefit is not identified below, your Contract is not currently subject to any investment restrictions.
Investment Restrictions for GMWB II and GMWB III
We reserve the right to restrict allocations to one or more Variable Funding Options or limit the percentage of Contract Value that may be allocated  to any Variable Funding Option at any time. We also reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days’ advance written notice if we exercise our right to restrict or limit allocations to one or more Variable Funding Options and/or require periodic rebalancing between Variable Funding Options.
Investment Restrictions for GMAB
If you own the GMAB rider, you are required to allocate at least 20% of your Contract Value and Purchase Payments to one or more of the “Class B”Variable Funding Options. You may allocate up to 80% in one or more of the “Class A” Variable Funding Options.

Class B - At Least 20%
BlackRock Bond Income Portfolio — Class A
BlackRock High Yield Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Class A - Up to 80%
American Funds Global Growth Fund — Class 2
American Funds Growth Fund — Class 2
American Funds Growth-Income Fund — Class 2
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Large Cap Growth Portfolio — Class I
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Small Cap Growth Portfolio — Class I
Contrafund® Portfolio — Service Class 2
Frontier Mid Cap Growth Portfolio — Class D
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Mid Cap Portfolio — Service Class 2
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Templeton Foreign VIP Fund — Class 2
Victory Sycamore Mid Cap Value Portfolio — Class B
Western Asset Management U.S. Government Portfolio — Class A
B-1

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Appendix C

The Fixed Account
The Fixed Account is currently unavailable for new investment except through our Special Dollar Cost Averaging Program
The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.
Disclosure regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Variable Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.
We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.
Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate applicable to any Contract is 3%. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account is registered or regulated under the Investment Company Act of 1940.We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.
We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.
Transfers
You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.)
It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. For example (based on the assumptions above), if your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows you to transfer up to $30 that Contract
C-1

Year. If You transfer the maximum transfer allowance that Contract Year, you may only transfer up to $21 the following Contract Year based on the transfer allowance of the $70 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon.
Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.
Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.
C-2

Appendix D

Waiver of Withdrawal Charge for Nursing Home Confinement
(Available only if the owner is age 70 or younger on the date the Contract is issued.)
If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary. The Nursing Home Confinement Rider terminates on the Maturity Date.
An eligible nursing home is defined as an institution or special nursing unit of a hospital which:
(a)
is Medicare approved as a provider of skilled nursing care services; and
(b)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
OR
Meets all of the following standards:
(a)
is licensed as a nursing care facility by the state in which it is licensed;
(b)
is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
(c)
provides nursing care to individuals who are not able to care for themselves and who require nursing care;
(d)
provides, as a primary function, nursing care and room and board; and charges for these services;
(e)
provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
(f)
may provide care by a licensed physical, respiratory, occupational or speech therapist; and
(g)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
We will not waive withdrawal charges if confinement is due to one or more of the following causes:
(a)
mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis
(b)
the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician
(c)
the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed
(d)
sensitivity to drugs voluntarily taken, unless prescribed by a physician
(e)
drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.
Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant’s 71st birthday.
D-1

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.
D-2

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The statement of additional information (SAI) includes additional information about the Separate Account. The SAI is dated the same as this prospectus and is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI or to request more information about the Contract, and to make investor inquiries, call us at (888) 243-1932.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000016182

Scudder Advocate Rewards Annuity
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
This prospectus describes Scudder Advocate Rewards Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company", “our”, “us”, “we”, or "BLIC"). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the Contract is not available for new sales. We do continue to accept purchase payments from Contract Owners. The Contract has 24 Variable Funding Options. The Contract includes Purchase Payment Credits(also referred to as "bonus credits"). Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of Purchase Payment Credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
The Contract has a Fixed Account that offers an interest rate guaranteed by us. The Fixed Account is not available for new investments at this time except through our Special Dollar Cost Averaging Program.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, are not guaranteed by any bank or credit union, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Contracts may be subject to loss of principal.
Prospectus Dated: April 29, 2024

2

Page
Appendix D: Waiver of Withdrawal Charge for Nursing Home Confinement	D-1
3

Glossary
Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.
Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.
Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (we, us, our, BLIC) — Brighthouse Life Insurance Company.
Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.
Contract Date — the date on which the Contract is issued.
Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.
Contract Value — Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.
Contract Years — twelve month periods beginning with the Contract Date.
Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.
Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Good Order — a request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that we may designate for the purpose of administering this Contract. Unless we designate a different office, the office that administers your Contract is located at P.O. Box 4261, Clinton, IA 52733-4261.
Maturity Date — the date on which the Annuity Payments are to begin.
4

Payment Option — an annuity option elected under your Contract.
Purchase Payment — any premium paid by you to initiate or supplement this Contract.
Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.
Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.
Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund. Subaccounts are also referred to as "Variable Funding Options."
Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest. May also be referred to as “Portfolio Company.”
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Funding Option — a Subaccount of the Separate Account that invests in an Underlying Fund.
Written Request — written information sent to us in a form and content satisfactory to us and received in Good Order at our Home Office.
You, your — "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.
5

Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 9 full Contract Years following a
Purchase Payment , you may be assessed a withdrawal charge of up to 8% of the Purchase Payment and any associated Purchase Payment Credits withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Underlying Funds and the Fixed Account.
Transfer Charge. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions – Transfer Charges
6

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.57%	1.57%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	1.24%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.65%[4]
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the annual Contract administrative charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,451	Highest Annual Cost $3,714
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Portfolio Company
fees and expenses
•No optional benefits
•No Purchase Payment Credits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
•No Purchase Payment Credits
•No additional Purchase
Payments, transfers, or
withdrawals

7

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 9 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about the
Company, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks
Restrictions
Investments
•The Fixed Account is currently not available for new investments, except through our Special Dollar Cost Averaging Program.
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Underlying Funds available as investment options under the Contract.
Transfers Appendix C: Fixed Account
Optional Benefits
•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• You must select a specific annuity option to exercise the Variable
Liquidity Benefit during the annuity period.
• Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Benefits Available Under the Contract Death Benefit Living Benefits Payment Options – Variable Liquidity Benefit Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract
8

	Taxes	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59½.
Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Other Information – Exchanges
9

Overview of the Contract

Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in the Contract’s “investment options” or “funding options,” including the Variable Funding Options and our Fixed Account (if available). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Contract Value (in the form of either withdrawals or Annuity Payments) for retirement savings or other long-term investment purposes. The Contract has various features and benefits that may be appropriate for you based on your financial situation and objectives. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. Because of the withdrawal charge (which is in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: the accumulation phase and the payout phase (or annuity period). During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your Purchase Payments and Contract Value in: (1) Variable Funding Options available under the Contract, each of which has an Underlying Fund with its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) if available, the Fixed Account option, which guarantees principal and interest. The Fixed Account is currently unavailable for new investments except through our Special Dollar Cost Averaging Program.
A list of Underlying Funds in which you can invest is provided in Appendix A.
The payout phase occurs when you or a designated payee begin receiving regular Annuity Payments from your Contract. All optional benefits, including death benefits, terminate without value at the start of the payout phase. In addition, once the payout phase begins, you generally may no longer take withdrawals from the Contract. Depending on the annuity option you elect, any remaining guarantee may be paid to your beneficiary (or beneficiaries).
Contract Features. The following is a brief description of the Contract’s primary features.
Accessing Your Money. Before you annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a withdrawal charge and/or income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefit. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your beneficiary(ies) if you die during the accumulation phase. For an additional charge, you may also select an optional and/or additional death benefit, which may increase the amount of money payable to your designated beneficiaries upon your death.
Optional Benefits. There are optional living and death benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income. In addition, if you elect the annuity option "Payments for a Fixed Period without Life Contingency," you may exercise the Variable Liquidity Benefit during the payout phase. This benefit allows you to take withdrawals during the payout phase based on the present value of your remaining Annuity Payments. Not all optional benefits are still available.
Additional Services and Features.
•
Purchase Payment Credits. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time that the Purchase Payment is received. Expenses for a variable annuity contract with bonus credits may be higher than for a contract without such credits. The amount of any Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
•
Dollar Cost Averaging Programs. These programs allow you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options.
10

•
Automatic Rebalancing Program. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
•
Systematic Withdrawal Program and Managed Distribution Program. The Systematic Withdrawal Program allows you to receive regular automatic withdrawals from your Contract either monthly, quarterly, semi-annually, or annually, provided that each payment must amount to at least $100 (unless we consent otherwise). You may use the Managed Distribution Program to take required minimum distributions that may be required by the IRS.
•
Electronic Delivery. As a Contract Owner, you may elect to receive electronic delivery of current prospectuses related to this Contract, as well as other Contract related documents.
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Fee Table and Examples

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract , make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.
Transaction Expenses
Withdrawal Charge(1), (2)	8%
(as a percentage of Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge(3) (per transfer)	$10 $0 (first 12 per year)

(1)
If an amount withdrawn during the accumulation phase is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. This charge is not assessed during the annuity period. Withdrawal charges are calculated in accordance with the following. (See “Charges and Deductions—Withdrawal Charge.”)
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%

(2)
During the annuity period, if you exercise the Variable Liquidity Benefit within the first nine years of making the initial Purchase Payment, there is a charge of up to 8% (as a percentage of the present value of the remaining Annuity Payments that are surrendered), declining to 0% over that time period. Starting at year nine, the Variable Liquidity Benefit charge is 0%. This charge is not assessed during the accumulation phase. (Please refer to “Payment Options” section for a description of this benefit.)
(3)
We do not currently assess the transfer charge.
The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
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Annual Contract Expenses
Administrative Expenses(1)	$40
Base Contract Expenses(2)	1.55%
(as a percentage of the average daily net assets of the Separate Account)
Optional Benefit Expenses(3)
(as a percentage of the average daily net assets of the Separate Account)
Optional Death Benefit — Annual Step-Up Death Benefit(4)	0.15%
Optional Death Benefit — Roll-Up Death Benefit(4)	0.35%
Additional Death Benefit — Enhanced Stepped-Up Provision (E.S.P.)	0.20%
Guaranteed Minimum Accumulation Benefit (GMAB)(5)	0.40%
	Maximum	Current
Guaranteed Minimum Withdrawal Benefit (GMWB) I(5)	1.00%	0.40%(6)
GMWB I Plus(5)	1.00%	0.55%(6)
GMWB II(5)	1.00%	0.50%
GMWB II Plus(5)	1.00%	0.65%
GMWB III(5)	0.25%

(1)
We call this fee the “annual Contract administrative charge” in your Contract, as well as in other places in the prospectus. We will deduct this charge on the fourth Friday of each August. We do not assess this charge if Contract Value is $100,000 immediately before we deduct the charge. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
(2)
This fee is comprised of two charges we call the “administrative expense charge” and the "mortality and expense risk charge" in your Contract, as well as in other places in the prospectus. See "Charges and Deductions” section of the prospectus, under the sub-headings “Base Contract Charge – Administrative Charges” and “Base Contract Charge – Mortality and Expense Risk Charge” for more information.
(3)
The optional benefit riders are no longer for sale.
(4)
The Step-Up Death Benefit and Roll-Up Death Benefit cannot both be elected. The Enhanced Stepped-Up Provision may be elected with the standard death benefit or any optional death benefit.
(5)
A GMAB rider and GMWB rider cannot both be elected. Only a single GMWB rider may be elected.
(6)
If you exercised the right to exchange the GMAB rider for a GMWB rider under the Rider Exchange Option, the current charge for the GMWB rider is 0.75%. The Rider Exchange Option is no longer available.

The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract , including their annual expenses, may be found in Appendix A.
Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.24%
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated, that your investment has a 5% return each year, and also assume the most expensive combination of optional benefits available for an additional charge, the Minimum or Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
Although your actual costs may be higher or lower, based on these assumptions your cost would be:
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	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses
	$11,770	$17,537	$23,613	$41,246	$3,770	$11,537	$19,613	$41,246
Underlying Fund with Minimum Total Annual Operating Expenses
	$11,100	$15,592	$20,492	$35,704	$3,100	$9,592	$16,492	$35,704
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Variable Funding Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
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Principal Risks of Investing in the Contract

Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in your Contract Value resulting from the performance of the Variable Funding Options you have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Investment Restrictions – Opportunity Risks. The living benefit riders may impose restrictions and limitations on your choices of Variable Funding Options. These restrictions and requirements are intended to protect BLIC, and reduce the likelihood that we will have to pay guaranteed benefits under the riders out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolio Companies – this means your opportunity for investment gains may be limited.
Purchase Payment Credit Risk. Expenses for variable annuity contracts with bonus credits, like this Contract, may be higher than for other contracts without such credits. The amount of Purchase Payment Credits may be more than offset by the higher fees and charges associated with the credit. In addition, Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations (including under the Fixed Account) and guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict.
A cyber-attack could have a material, negative impact on us and the Separate Account, as well as individual Contract Owners and their Contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory
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authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
The Annuity Contract

Scudder Advocate Rewards Annuity is a contract between the Contract Owner (“you”) and the Company.
The Contract is intended for retirement savings or other long-term investment purposes. The Contract has features and benefits that may be appropriate for you based on your financial situation and objectives, but we are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products, or any securities transactions or investment strategies involving securities (including account recommendations). You should ask your financial representative for guidance regarding whether the Contract may be appropriate for you. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional.
This is the prospectus — it is not the Contract. When you receive your Contract, we suggest you read it promptly and carefully. This prospectus describes all the material features of the Contract, including material state variations.
The Company offers several different annuities that your financial representative (where applicable) may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.
We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.
You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments
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accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not available.
The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.
The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.
Death Benefit/Optional Feature	Maximum Age based on the oldest of the Owner, Joint Owner, or Annuitant on the Contract Date
Standard Death Benefit	80
Annual Step Up Death Benefit	79
5% Roll Up Death Benefit	75
Enhanced Stepped-Up Provision (E.S.P.)	75
Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.
Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.
Contract Owner Inquiries
The contact information for the offices that administer your Contract is as follows:
•
Telephone: (833) 208-3018 (unless otherwise indicated below)
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Fax: (877) 319-2495 (unless otherwise indicated below)
•
Correspondence:
Rollover Requests (Non-ERISA plan/IRA account)	P.O. Box 70255 Philadelphia, PA 19176-0255
Payments/Contributions (Non-Qualified/IRA account)	P.O. Box 70247 Philadelphia, PA 19176-0247
General Servicing Requests and Elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
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All Other Correspondence and Requests	P.O. Box 4261 Clinton, IA 52733-4261
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Purchase Payments
Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.
We will credit subsequent Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payments to you, or there may be a delay in applying the Purchase Payments or transaction to your Contract.
Qualified Contracts under Section 403(b). Pursuant to regulations promulgated under Section 403(b) of the Code, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b) of the Code. Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) of the Code under certain conditions (so-called “90-24 transfers”). The regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to these employer requirements. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “Federal Tax Considerations.”)
Purchase Payment Credits
For each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.
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We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.
We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:
(a)
you return your Contract during the right to return period;
(b)
you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or
(c)
you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.
Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. However, if you have investment losses on the credit, we will recover the original amount of the credit. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax adviser.
We use a portion of the Mortality and Expense Risk charge and Withdrawal charge to help recover our cost of providing the Purchase Payment Credits. You should know that over time, particularly in a positive market, the higher Mortality and Expense Risk charge associated with contracts with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract. We expect to make a profit from this charge.
Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information. Purchase Payment Credits are only included as part of the Contract Value in any death benefit calculation. Please refer to the description of Death Benefit(s) for more information.
Accumulation Units
The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, Accumulation Units are used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, we adjust your Contract Value accordingly. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.
Accumulation Unit Value. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Variable Funding Option from one Valuation Period to the next. The net investment factor for a Variable Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Variable Funding Option at the beginning of the Valuation Period.
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The net investment factor may be either positive or negative. A Variable Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by an amount not exceeding the daily equivalent of the maximum annual Separate Account Charge.
The Variable Funding Options
You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
Information regarding each Underlying Fund, including its name, a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.  Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF108. You can also request copies of this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see “Payments We Receive.” From time to time we may make new Variable Funding Options available. In addition, we review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Underlying Funds you have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.
Payments We Receive. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for
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certain administrative, marketing, and support services with respect to the Contracts and in our role as an intermediary with respect to the Underlying Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See the Underlying Fund prospectuses for information on the management fees paid by the Underlying Funds.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See the Underlying Fund prospectuses for information on the 12b-1 Plan fees paid by the Underlying Funds.) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.
Fixed Account

We may offer our Fixed Account as a funding option. Please refer to Appendix C for more information about the Fixed Account.
Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:
•
the ability for you to make withdrawals and surrenders under the Contracts
•
the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners
•
the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
•
administration of the annuity options available under the Contracts
•
the distribution of various reports to Contract Owners
Costs and expenses we incur include:
•
losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts
•
sales and marketing expenses including commission payments to your registered representative
•
other costs of doing business
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Risks we assume include:
•
that Annuitants may live longer than estimated when the annuity factors under the Contracts were established
•
that the amount of the death benefit will be greater than the Contract Value
•
that the costs of providing the services and benefits under the Contracts will exceed the charges deducted
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Transaction Charges
Withdrawal Charge
We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.
We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:
(a)
any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then
(b)
any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then
(c)
any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then
(d)
any Contract earnings
Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested. If we deduct the charge from the amount requested, you would receive less than the dollar amount you requested. If you choose to have the withdrawal charge deducted from the remaining Contract Value, you would receive the full dollar amount you requested, however, this may result in a higher withdrawal charge because the charge would be based on a larger total dollar amount withdrawn from your Contract Value.
We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:
•
due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
•
in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years
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•
under the Managed Distribution Program
•
under the Nursing Home Confinement provision (as described in Appendix D)
•
on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)
For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.
Free Withdrawal Allowance
Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We refer to this as your free withdrawal allowance. We calculate the free withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year).
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of a withdrawal.
Transfer Charge
We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is exercised, there is a maximum charge of 8% as a percentage of the present value of the remaining annuity Payments that are surrendered. The charge may apply for the first nine years after you make the initial Purchase Payment. Starting in year nine, the charge is zero. This charge is not assessed during the accumulation phase. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses.
We will assess the charge as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
Please refer to “Payment Options” for a description of this benefit.
Annual Contract Expenses
Base Contract Charge – Administrative Charges
There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge.
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The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August during the accumulation phase. This charge compensates us generally for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account, if it is available, or:
(1)
from the distribution of death proceeds;
(2)
after an annuity payout has begun; or
(3)
if the Contract Value on the date of assessment equals or is greater than $100,000.
We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each Business Day from amounts held in the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.
Base Contract Charge – Mortality and Expense Risk Charge
Each Business Day, we deduct a mortality and expense risk (“M&E”) charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge equals, on an annual basis, 1.40% of the daily net assets allocated to each of the Variable Funding Option. If you choose the Annual Step-Up Death Benefit, the M&E charge equals, on an annual basis, 1.55% of the daily net assets allocated to each of the Variable Funding Option. If you choose the Roll-Up Death Benefit, the M&E charge equals, on an annual basis, 1.75% of the daily net assets allocated to each of the Variable Funding Option. We reserve the right to lower this charge at any time. This charge compensates the Company generally for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your financial representative.
We will waive a portion of the M&E charge in connection with investments in certain Subaccounts as follows:
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.63% for the Subaccount investing in MetLife Stock Index Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.34% for the Subaccount investing in T. Rowe Price Mid Cap Growth Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.08% for the Subaccount investing in MFS® Value Portfolio — Class E;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.24% for the Subaccount investing in Western Asset Management Strategic Bond Opportunities Portfolio — Class E;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in BlackRock High Yield Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio — Class B;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in T. Rowe Price Large Cap Growth Portfolio — Class E;
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio — Class B; and
•
an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.83% for the Subaccount investing in Jennison Growth Portfolio — Class B.
Optional Benefit Charge – Optional Death Benefit Charges
If you selected the Annual Step-Up Death Benefit or the Roll-Up Death Benefit (optional death benefits) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% for the Annual Step-Up Death Benefit
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and 0.35% for the Roll-Up Death Benefit, as a percentage of the daily net assets allocated to each of the Variable Funding Options. The additional charge, if applicable, is reflected in your Contract as part of the M&E charge. This charge compensates us generally for the costs and risks we assume in providing the benefit. The Annual Step-Up Death Benefit and the Roll-Up Death Benefit are no longer available for purchase.
Optional Benefit Charge – Enhanced Stepped-Up Provision Charge
If you selected the E.S.P. option (an additional death benefit) under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% as a percentage of the daily net assets allocated in each of the Variable Funding Options. This charge compensates us generally for the costs and risks we assume in providing the benefit. The E.S.P. option is no longer available for purchase.
Optional Benefit Charge – Guaranteed Minimum Withdrawal Benefit Charge
If you own a GMWB rider under your contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. This charge compensates us generally for the costs and risks we assume in providing the benefit.
The GMWB riders are no longer available for purchase. If you previously owned the GMAB rider, you may have been able to exchange it for a GMWB rider under the Rider Exchange Option. The current charge for a GMWB rider issued in exchange for the GMAB rider under the Rider Exchange Option is 0.75%. The Rider Exchange Option is no longer available.
Optional Benefit Charge – Guaranteed Minimum Accumulation Benefit Charge
If you own the GMAB rider under your Contract, an additional charge is deducted each Business Day during the accumulation phase from amounts held in the Variable Funding Options. The charge is assessed on an annual basis as a percentage of the daily net assets allocated to each of the Variable Funding Options. The charge equals 0.40%. This charge compensates us generally for the costs and risks we assume in providing the benefit. The GMAB rider is no longer available for purchase.
Underlying Fund Fees and Expenses
Charges are deducted from and expenses are paid out of the assets of each Underlying Fund, which are described in the prospectuses for those funds. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Premium Tax
Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
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Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.
Transfers

Subject to the limitations described below, you may transfer all or part of your Contract Value between funding options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
We reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix C. Currently, the Fixed Account is not available for new investments except through our Special Dollar Cost Averaging Program.
Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in the following “Monitored Portfolios”:
BlackRock High Yield Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
DWS Small Mid Cap Value VIP
Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
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Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Contract and will require future transfer requests to or from any Variable Funding Option under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for block transfers where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with
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an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
The Dollar Cost Averaging (“DCA”) Program is a pre-authorized transfer program that allows you to transfer a set dollar amount of Contract Value to one or more Variable Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a Variable Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400 per transfer. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers from the Fixed Account, if available, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account value in less than twelve months from your enrollment in the DCA Program. The Fixed Account is currently unavailable for new enrollments with respect to the DCA Program.
In addition to the DCA Program, we may offer an administrative Special DCA Program, established at our discretion, and subject to availability, under which we may credit increased interest rates to Contract Owners. Special DCA Program is not available in Oregon. Special DCA Program is available for new enrollments. Under this program, Contract Owner may pre-authorize level transfers from the Special DCA account within the Fixed Account to any of the Variable Funding Options under a 6-Month, 12-Month or 24-Month Special DCA Program. The programs may have different credited interest rates at different times and depending on the length of the program. Only new Purchase Payments may be credited to the Special DCA Program. We must transfer all Purchase Payments and accrued interest on a level basis to the selected Variable Funding Options in the applicable time period, and the interest will accrue only on the remaining amounts in the Special DCA account. For example, under the 12-Month program, interest can accrue up to 12 months on the remaining amounts in the Special DCA account and we must transfer all Purchase Payments and accrued interest in this Special DCA account on a level basis to the selected Variable Funding Options in 12 months.
You can only elect one DCA program at a time. The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If you make an additional Purchase Payment while the DCA or Special DCA Program is in effect, we will not allocate the additional premium to the DCA or Special DCA Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or you provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the destination funding options you selected under the DCA or Special DCA Program. Any Purchase Payment received after the DCA or Special DCA Program has ended will be allocated as described in “The Annuity Contract—Purchase Payments.”
You may start or stop participation in a DCA program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA Program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA Program, unless you instruct us otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
The following examples may help you further understand the DCA Program and Special DCA Program:
•
Under the DCA Program, you could decide to instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. Hypothetically, the $1,000 allocation may have bought 50
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Accumulation Units of the BlackRock Capital Appreciation Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the BlackRock Capital Appreciation Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
•
Under the Special DCA Program, you could allocate $12,000 to the Fixed Account and instructed us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Variable Funding Option that you have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
Automatic Rebalancing Program
Once your money has been allocated to the Variable Funding Options, the performance of each Variable Funding Option may cause your allocation to shift. You can direct us to automatically rebalance your Contract Value to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An Automatic Rebalancing Program is intended to transfer Contract Value from those Variable Funding Options that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Access to Your Money

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.
For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.
We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You generally may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings.
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Additional details and other special rules or exceptions may apply under the Code and your 403(b) plan. You should consult with your tax adviser before making a withdrawal from your Contract.
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Charges and Deductions—Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in “Living Benefits”). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawals
Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in Good Order.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners. There is currently no additional fee for electing systematic withdrawals.
Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.
Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching the age at which distributions must begin under federal tax law. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in Good Order.
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Benefits Available Under the Contract

The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows you to systematically transfer a set amount from a Variable Funding Option or the Fixed Account (if available) to one or more Variable Funding Options on a monthly or quarterly basis	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•Fixed Account is
currently unavailable for
new enrollments
•Fixed Account value
must not be depleted in
less than 12 months from
date of enrollment
•May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows you to systematically make level transfers from the Fixed Account to one or more Variable Funding Options over a 6-month, 12-month, or 24-month duration	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Currently available for
new enrollments
•Only new Purchase
Payments may be
allocated to the program
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•May only have one DCA
program in place at one
time
•Interest rates credited on
amounts in the Fixed
Account may differ for
6-month, 12-month, and
24-month durations
•Not available in Oregon

Automatic Rebalancing Program	Allows you to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the accumulation phase •Fixed Account is not available for automatic rebalancing
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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract	Standard	No Charge	N/A
•Each payment must be at
least $100
•Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
•Must have a minimum
total Contract Value of
$15,000 to enroll
•Must provide at least
30 days’ written notice
to change instructions
•Upon 30-day written
notice, we may
discontinue this feature
at any time
•We reserve the right to
charge a processing fee
in the future (if we do
so, we will inform you in
writing 30 days in
advance)

Managed Distribution Program	Allows you to automatically take minimum distributions from your Contract that may be required by the IRS	Standard	No Charge	N/A	•Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance •Cannot also enroll in dollar cost averaging
Purchase Payment Credits	Provides a credit to your Contract Value for each Purchase Payment you make	Standard	No Charge	N/A
•The older of the Contract
Owner or Annuitant
must be 80 or less at the
time the Purchase
Payment is received
•For Contracts issued
before May 1, 2003, the
credit is 4.5% of the
Purchase Payment
•For Contracts issued on
or after May 1, 2003, the
credit is currently 6.0%
of the Purchase Payment
(the minimum is 4.5%)
•The amount of credits
may be more than offset
by the higher fees and
charges associated with
the credits
•Credits may not be
included in a standard or
optional benefit,
including the standard
death benefit

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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Nursing Home Confinement Rider	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge	N/A
•Must own Contract for at
least one year
•You or your joint owner
must be confined for at
least 90 days
•Confinement must be
prescribed by a
physician and be
medically necessary
•Terminates on Maturity
Date
•Not available for
Contract Owners 71 or
older on the Contract
issue date

Standard Death Benefit	Pays a minimum death benefit at least equal to the greater of your Contract Value or your Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Purchase Payment
Credits are only
included as part of
Contract Value in death
benefit calculation
•Adjusted Purchase
Payments are calculated
differently if you own a
GMWB rider

Annual Step-Up Death Benefit	Pays a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, or your Step-Up Value	Optional	0.15% (as a percentage of the average daily net assets of the Separate Account)	0.15% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Adjusted Purchase
Payments are calculated
differently if you own a
GMWB rider
•Not available in
Washington

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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Roll-Up Death Benefit	Provides a death benefit equal to the greatest of your Contract Value, your Purchase Payments adjusted for any withdrawals, your Step-Up Value, or your Roll-Up Death Benefit Value	Optional	0.35% (as a percentage of the average daily net assets of the Separate Account)	0.35% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Not eligible for annual
step-ups after the
Annuitant’s
80th birthday
•Not eligible for annual
5% increase in Roll-Up
Death Benefit Value after
the Annuitant’s
80th birthday
•Roll-Up Death Benefit
Value subject to a
maximum limit
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation
•Adjusted
Purchase Payments are
calculated differently if
you own a GMWB rider
•Not available in
Washington

Enhanced Stepped-Up Provision (E.S.P.)	Provides an additional death benefit based on a percentage of (a) 200% of modified Purchase Payments or (b) Contract Value minus modified Purchase Payments, whichever is less	Optional	0.20% (as a percentage of the average daily net assets of the Separate Account)	0.20% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Percentage used to
calculate additional
death benefit is 40% for
Annuitant younger than
age 70, or 25% for
Annuitant age 70-75, on
rider effective date
•Purchase Payment
Credits are only
included as part of
Contract Value in the
death benefit calculation

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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit I	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.40% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You cannot cancel the
rider
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

35

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit I Plus	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.55% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You cannot cancel the
rider
•Automatically terminates
on the Contract Maturity
Date

36

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit II	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.50% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Benefit subject to
investment restrictions
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

37

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit II Plus	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	1.00% (as a percentage of the average daily net assets of the Separate Account)	0.65% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Benefit subject to
investment restrictions
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•Delaying first withdrawal
for three years increases
annual withdrawal
percentage (unless rider
issued in exchange for
GMAB rider)
•Benefit may be reset
starting with the 5th rider
anniversary after
purchase or last reset,
subject to limitations
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date

38

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Withdrawal Benefit III	Guarantees the annual periodic return of a percentage of your investment every year until your investment has been returned in full, regardless of market performance	Optional	0.25% (as a percentage of the average daily net assets of the Separate Account)	0.25% (as a percentage of the average daily net assets of the Separate Account)
•No longer available
•Not available in all states
•Benefit subject to
investment restrictions
•Certain withdrawals
could significantly
reduce or even terminate
the benefit
•We reserve right to
impose investment
restrictions
•We reserve the right to
exclude additional
Purchase Payments
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

39

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Guaranteed Minimum Accumulation Benefit	Guarantees that your Contract Value will not be less than a minimum amount on the rider’s maturity date	Optional	0.40% (as percentage of the average daily net assets of the Separate Account)	0.40% (as percentage of the average daily net assets of the Separate Account)
•No longer available
•Withdrawals may
proportionately reduce
the benefit, and such
reductions could be
significant
•Benefit subject to
investment restrictions
•No guaranteed
minimum prior to the
rider maturity date
•Only Purchase Payments
made within 12 months
of purchase increase
guaranteed minimum
•We reserve the right to
exclude Purchase
Payments
•Benefit’s liquidity option
may be exercised only
once, and must be
exercised during the
90-day period prior to
the 5th anniversary of
purchase
•You may cancel the rider
only after the
5th anniversary of
purchase
•Automatically terminates
on the Contract Maturity
Date
•Purchase Payment
Credits may not be
included in the
guaranteed benefit

Variable Liquidity Benefit	Provides liquidity during the annuity period by allowing withdrawals based on the present value of your remaining Annuity Payments	Optional	8% upon exercise (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	8% upon exercise, declining to 0% over 9 years (as a percentage of the present value of the remaining Annuity Payments that are surrendered)	•Only offered in connection with the annuity option “Payments for a Fixed Period without Life Contingency” •Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the DCA programs and Automatic Rebalancing Program are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawal Program and Managed Distribution Program are discussed in the prospectus section entitled “Access to Your Money;” Purchase Payment Credits are discussed in the prospectus section entitled “The Annuity Contract;” the Nursing Home Confinement Rider is discussed in Appendix D to this prospectus; the death benefits are discussed in the prospectus section entitled “Death
40

Benefit;” the optional living benefits (except the Variable Liquidity Benefit) are discussed in the prospectus section entitled “Living Benefits;” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “Payment Options.”
Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.
You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.
Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.
Beneficiary
You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable, or such other date as required by state law.  Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile.  (Escheatment is the formal, legal name of this process.)  However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change.  Please call (833) 208-3018 to make such changes.
41

Annuitant
The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.
Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:
•
the death benefit will not be payable upon the Annuitant’s death
•
the Contingent Annuitant becomes the Annuitant
•
all other rights and benefits will continue in effect
When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.
If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.
Death Benefit

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the “Annual Step-Up”) or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).
Three different types of death benefits are available under the Contract prior to the Maturity Date:
•
Standard Death Benefit
•
Annual Step-Up Death Benefit
•
Roll-Up Death Benefit
The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see “The Annuity Contract.”)
Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”
Death Benefit Charge
If you select the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net assets of the Separate Account:
Annual Step-Up Death Benefit	0.15%
Roll-Up Death Benefit	0.35%
If you choose the Annual Step-Up Death Benefit or the Roll-Up Death Benefit, the mortality and expense risk (“M&E”) charge increases by the percentage of the death benefit charge: under the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge increases by 0.15% to equal 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge increases by 0.35% to equal 1.75% annually (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).
42

Death Proceeds before the Maturity Date
Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date, or
(2)
your Adjusted Purchase Payment, described below*
Annual Step-Up Death Benefit
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:
(1)
your Contract Value on the Death Report Date,
(2)
your Adjusted Purchase Payment described below* or
(3)
the Step-Up Value, if any, as described below**
Roll-Up Death Benefit
If the Annuitant dies before age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* as described below;
	•	the Step-Up Value** (if any, described below) or
	•	the Roll-Up Death Benefit Value** as described below
If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date;
	•	your adjusted Purchase Payment* described below;
	•	the Step-Up Value** (if any, as described below) or
•
the Roll-Up Death Benefit Value** as described below on
the Annuitant’s 80th birthday, plus any additional Purchase
Payments and minus any partial surrender reductions (as
described below) that occur after the Annuitant’s 80th
birthday

*
If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.
**
Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.
Adjusted Purchase Payment.. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation. Purchase Payment Credits are only included as part of Contract Value inany death benefit calculation.
Step-Up Value†
The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender
43

Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.
†
Not available in Washington.
Roll-Up Death Benefit Value†
On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made during the previous Contract Year
(c)
is any Partial Surrender Reduction (as described below) during the previous Contract Year.
On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:
(a)
is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary
(b)
is any Purchase Payment made since the previous Contract Date anniversary
(c)
is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary
The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).
†
Not available in Washington.
Partial Surrender Reductions
Adjusted Purchase Payment. The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/55,000) = $9,090
Your new adjusted Purchase Payment would be $50,000 – $9,090, or $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new adjusted Purchase Payment would be $50,000 – $16,666, or $33,334.
Step-Up and Roll-Up Value. The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.
For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$55,000) = $9,090
Your new Step-Up Value would be $50,000 – $9,090, or $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
$50,000 × ($10,000/$30,000) = $16,666
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Your new Step-Up Value would be $50,000 –$16,666, or $33,334.
Enhanced Stepped-Up Provision (“E.S.P.”)
This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.
The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:
If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or
If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.
The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.
The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.
For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$55,000) = $9,090
You new modified Purchase Payment would be $50,000 – $9,090 = $40,910.
The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:
$50,000 × ($10,000/$30,000) = $16,666
Your new modified Purchase Payment would be $50,000 – $16,666 = $33,334.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.
Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes
Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	The spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.
The spouse elects to continue
the Contract.
A spouse who is not the
beneficiary may decline to
continue the Contract the
proceeds and instruct the
company to pay the beneficiary
who may elect to continue the
Contract.
Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner
The beneficiary elects to
continue the Contract rather
than receive a lump sum
distribution.
Or unless, there is a Contingent
Annuitant, then, the Contingent
Annuitant becomes the
Annuitant and the Contract
continues in effect (generally
using the original Maturity
Date). The proceeds will then be
paid upon the death of the
Contingent Annuitant or owner
Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary(ies) (or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A
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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	The beneficiary elects to continue the Contract rather than receive a lump sum distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*
Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option may not be available. (See “Federal Tax Considerations.”)
Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)
Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.
If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.
The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.
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Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a “spouse” under applicable federal law.
Under the Internal Revenue Code (“Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union, registered domestic partnership, or other similar formal relationship not denominated as a marriage under applicable law, should note that certain favorable tax treatment afforded to a spouse under federal tax law and certain provisions under the Contract applicable only to a spouse would not be available. For example, individuals who are not a spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the GMWB for Life (the “Living Income Guarantee for 2”). Individuals who have purchased, or are considering the purchase, of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser.
Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)
If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.
If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.
The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:
•
transfer ownership
•
make additional Purchase Payments
The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.
Planned Death Benefit
You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:
•
as a variable or fixed annuity for life or a period that does not exceed the beneficiary’s life expectancy, or
•
under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.
You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.
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Death Proceeds after the Maturity Date
If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.
Notification of Death Prior to the Completion of a Requested Transaction
If we are presented in Good Order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.
Death Proceeds under 403(b) Contracts
If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract’s death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.
Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Living Benefits

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Guaranteed Income Solution”)
For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or “GMWB”. A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.
Availability and Eligibility. We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider’s issue date and state availability. Please check with your registered representative regarding which features are available in your state.
The GMWB riders described in this prospectus are called “GMWB I”, “GMWB I Plus”, “GMWB II”, “GMWB II Plus”, and “GMWB III”; we may refer to any one of these as GMWB. The availability of each rider is shown below.
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Available GMWB Riders
Name of Rider:	GMWB I	GMWB I Plus	GMWB II	GMWB II Plus	GMWB III
Also called:	Guaranteed Income Solution	Guaranteed Income Solution Plus	Guaranteed Income Solution	Guaranteed Income Solution Plus	Guaranteed Income Solution Value
Availability:	Not available for purchase on or after March 21, 2005, unless GMWB II is not approved in your state	Available if approved in your state.	Available on or after March 21, 2005 if approved in your state	No longer available.	Available on or after March 21, 2005 if approved in your state.
The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.
Currently, you may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.
Remaining Benefit Base (“RBB”). For all GMWB riders, the amount of your investment that is guaranteed is called the “remaining benefit base” or “RBB.” Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. However, if you elect GMWB I Plus or GMWB II Plus, the initial RBB does include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.
Annual Withdrawal Benefit (“AWB”). The annual percentage of your RBB that is available for withdrawal is called the “annual withdrawal benefit” or “AWB”. Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.
The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:
	GMWB I GMWB I Plus	GMWB II GMWB II Plus	GMWB III
If you make your first withdrawal before the 3rd anniversary after you purchase GMWB:	5% of RBB	5% of RBB	5% of RBB
If you make your first withdrawal after the 3rd anniversary after you purchase GMWB:	10% of RBB	10% of RBB	5% of RBB
If you exercise your right to exchange your GMAB Rider for the GMWB Rider we make available under the Rider Exchange Option, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
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Additional Premium. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.
If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.
We reserve the right not to include additional Purchase Payments or any associated Purchase Payment Credits into the calculation of the RBB or AWB.
Withdrawals. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or “GMWB Anniversary”), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.
However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:
If you select GMWB II, GMWB II Plus, or GMWB III:
To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
If you purchased GMWB I or GMWB I Plus:
To recalculate your RBB, we reduce your RBB by a “partial withdrawal reduction”. The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.
To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.
We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.
Withdrawal Examples. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does
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reflect a 4.50% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II and GMWB III
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$5,000	$104,500	$100,000	$5,000
Immediately prior to withdrawal	$114,950	$100,000	$5,000	$94,050	$100,000	$5,000
Partial Withdrawal Reduction	N/A	(100,000 ×10,000/114,950) = $8,699	(5,000 ×(1- 90,000/100,000) = $500	N/A	(100,000 ×10,000/94,050) = $10,633	(5,000 ×(1– 89,367/100,000) = $532
Greater of PWR or the dollar amount of the withdrawal		$10,000 (10,000˃8,699)			$10,633 ($10,633˃10,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$10,000	$500	$10,000	$10,633	$532
Value Immediately after withdrawal	$104,950	$90,000	$4,500	$84,050	$89,367	$4,468
Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$5,000	$104,500	$100,000	$5,000
Immediately prior to withdrawal	$114,950	$100,000	$5,000	$94,050	$100,000	$5,000
Immediately after withdrawal	$104,950	$91,301 [100,000-(100,000 ×10,000/114,950)]	$4,565 [5,000-(5,000 ×91,301/100,000)]	$84,050	$89,367 [100,000-(100,000 ×10,000/94,050)]	$4,468 [5,000 ×(89,367/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,699	$435	$10,000	$10,633	$532
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Withdrawal Example for GMWB I Plus
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract Date	$104,500	$104,500	$5,225	$104,500	$104,500	$5,225
Immediately prior to withdrawal, Contract Year two	$114,950	$104,500	$5,225	$94,050	$104,500	$5,225
Immediately after withdrawal, Contract Year two	$104,950	$95,409 [104,500–(104,500 ×10,000/114,950)]	$4,769 [(5,225–(5,225 ×10,000/114,950]	$84,050	$93,389 [104,500–(104,500 ×10,000/94,050)]	$4,669 [5,225–(5,225 ×(10,000/94,050)]
Change in Value due to Withdrawal (Partial Surrender Reduction)	$10,000	$9,091	$456	$10,000	$11,111	$556
Withdrawal Example for GMWB II Plus
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Initial GMWB purchase	$104,500	$104,500	$5,225	$104,500	$104,500	$5,225
Immediately prior to withdrawal	$114,950	$104,500	$5,225	$94,050	$104,500	$5,225
Partial Withdrawal Reduction	N/A	(104,500 ×10,000/114,950)= $9,091	[5,225 ×(1- 94,500/104,500)]= $500	N/A	(104,500 ×10,000/94,050)= $11,111	[5,225 ×(1- 93,389/104,500)]= $556
Greater of PWR or the dollar amount of the withdrawal		$10,000 (10,000˃9,091)			$11,111 (11,111˃10,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$10,000	$500	$10,000	$11,111	$556
Value Immediately after withdrawal	$104,950	$94,500	$4,725	$84,050	$93,389	$4,669
Withdrawal Examples. If you exercise your right to exchange your GMAB Rider for the GMWB II Rider or GMWB I Rider we make available under the Rider Exchange Option, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider”). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable
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income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see “The Annuity Contract — Purchase Payment Credits”). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:
Withdrawal Example for GMWB II
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$10,000	$104,500	$100,000	$10,000
Immediately prior to withdrawal	$114,950	$100,000	$10,000	$94,050	$100,000	$10,000
Partial Withdrawal Reduction (PWR)	N/A	(100,000 ×15,000/114,950)= $13,049	[10,000 ×(1- 85,000/100,000)]= 1,500	N/A	(100,000 ×15,000/94,050)= $15,949	[10,000 ×(1- 84,051/100,000)]= $1,595
Greater of PWR or the dollar amount of the withdrawal		$15,000 (15,000˃13,049)			$15,949 (15,949˃15,000)
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$15,000	$1,500	$15,000	$15,949	$1,595
Value Immediately after withdrawal	$99,950	$85,000	$8,500	$79,050	$84,051	$8,405
Withdrawal Example for GMWB I
	Assumes 10% gain on investment			Assumes 10% loss on investment
	Contract Value	RBB	AWB (10%)	Contract Value	RBB	AWB (10%)
Values As Of
Initial GMWB purchase	$104,500	$100,000	$10,000	$104,500	$100,000	$10,000
Immediately prior to withdrawal	$114,950	$100,000	$10,000	$94,050	$100,000	$10,000
Immediately after withdrawal	$99,950	$86,951 [100,000-(100,000 ×15,000/114,950)]	$8,695 [(10,000 ×86,951/100,000)]	$79,050	$84,051 [100,000-(100,000 ×15,000/94,050)]	$8,405 [10,000 ×(84,051/100,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$15,000	$13,049	$1,305	$15,000	$15,949	$1,595
Tax-Qualified Distribution Programs (GMWB II, GMWB II Plus, and GMWB III Only). If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs (“Tax-Qualified Distribution Programs”). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.
For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
•
Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:
•
a qualified retirement plan (Code Section 401),
•
a tax-sheltered annuity (Code Section 403(b)),
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•
an individual retirement account (Code Sections 408(a)),
•
an individual retirement annuity (Code Section 408(b)), or
•
a qualified deferred compensation plan (Code Section 457).
Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).
•
Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;
•
Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in IRS Revenue Ruling 2002-62, 2002-2 C.B. 710, and, as applicable starting January 1, 2023, IRS Notice 2022-6, 2022-5 I.R.B. 460, which modifies and supersedes IRS Revenue Ruling 2002-62 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of IRS Notice 89-25, IRS Revenue Ruling 2002-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program); or
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Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as modified by IRS Revenue ruling 2002-62 as described in IRS Notice 2004-15, 2004-1 C.B. 526, and, as applicable starting January 1, 2023, IRS Notice 2022-6 which modifies and supersedes both IRS Revenue Ruling 2002-62 and IRS Notice 2004-15 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25, IRS Revenue Ruling 2002-62 and IRS Notice 2022-6 will not be considered a Tax-Qualified Distribution Program).
You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:
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You must enroll in our Managed Distribution Program. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70½ before the first GMWB anniversary.
You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.
Any withdrawals outside of the Program may decrease your benefit. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a “GMWB Year”). If during any GMWB Year you take any additional withdrawals that are not
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made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.
Reset (GMWB I, GMWB I Plus, and GMWB II, and GWMB II Plus Only). If you select GMWB I,GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.
Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.
If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.
Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.
Investment Restrictions (GMWB II, GMWB II Plus, and GMWB III Only)
We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.
If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.
GMWB Charge. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.
	GMWB I	GMWB I Plus	GMWB II	GMWB II Plus	GMWB III
Current Annual Charge	0.40%	0.55%	0.50%	0.65%	0.25%
Maximum Annual Charge After a Reset	1.00%	1.00%	1.00%	1.00%	N/A
If you exercise your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current annual charge for the GMWB Rider is 0.75%.
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Maximum RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.
Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.
Termination. Once you purchase GMWB I or GMWB I Plus, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.
We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
Other Information about GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:
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The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.
•
The total annual payment amount will equal the AWB and will never exceed your RBB, and
•
We will no longer accept subsequent Purchase Payments into the Contract.
If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.
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Comparison of Important Differences Among the GMWB Riders
The following chart may help you decide which version of GMWB is best for you.
	GMWB I	GMWB I Plus	GMWB II	GMWB II Plus	GMWB III
AWB	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal after 3rd anniversary	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal after 3rd anniversary	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal after 3rd anniversary	5% of RBB if first withdrawal before 3rd anniversary 10% of RBB if first withdrawal after 3rd anniversary	5% of RBB
Annual Charge	0.40%	0.55%	0.50%	0.65%	0.25%
Reset	Yes	Yes	Yes	Yes	No
Can I Cancel my GMWB?	No	No	Yes, after the 5th anniversary of GMWB purchase	Yes, after the 5th anniversary of GMWB purchase	Yes, after the 5th anniversary of GMWB purchase
Are Purchase Payment Credits included as part of the guarantee (the RBB)?	No	Yes	No	Yes	No
Investment Restrictions	No	No	Yes	Yes	Yes
Waiver of recalculation of AWB for Distributions from Tax-Qualified Plans	No	No	Yes	Yes	Yes
If you exercise your right to exchange the GMAB Rider for a GMWB Rider under the GMAB Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. In addition, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, “LIVING BENEFITS — Cancellation of the GMAB Rider.”)
Guaranteed Minimum Accumulation Benefit (“GMAB”)
We offer a Guaranteed Minimum Accumulation Benefit rider (“GMAB Rider”) for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.
Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.
Benefit Description & Key Terms
If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.
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If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.
Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.
Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts.
The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.
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If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.
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If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.
Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).
Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.
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Examples of Benefit Base/Base Calculation Amount
Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.
The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.
Examples of GMAB Rider on the Rider Maturity Date
	Increasing Contract Value			Declining Contract Value
	Contract Value	Base Calculation Amount	Benefit Base	Contract Value	Base Calculation Amount	Benefit Base
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	$104,500	$100,000	Not Applicable
Value as of Rider Maturity Date	$114,950	$100,000	$100,000	$94,050	$100,000	$100,000
Amount Applied to Contract Value due to GMAB Rider		$0(1)			$5,950(2)
(1)
If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2)
If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.
The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.
Examples of Additional Purchase Payments — Impact on Base Calculation Amount
	Additional Purchase Payment within 12 months			Additional Purchase Payment after 12 months
	Contract Value	Purchase Payment	Base Calculation Amount	Contract Value	Purchase Payment	Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	$100,000	$104,500	$100,000	$100,000
Value Before Additional Purchase Payment	$114,950	Not Applicable	$100,000	$114,950	Not Applicable	$100,000
Value After Additional Purchase Payment	$125,400	$10,000	$110,000	$125,400	$10,000	$100,000
The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.
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Examples of Partial Withdrawals — Impact on Base Calculation Amount
	Assuming Increasing Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$114,950	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$104,950	$90,000	$10,000	[100,000 × 10,000/114,950] $8,699	$10,000

	Assuming Declining Contract Value
	Contract Value	Base Calculation Amount	Partial Withdrawal Amount	Partial Surrender Reduction	Reduction to Base Calculation Amount
Value as of GMAB Rider Effective Date	$104,500	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Prior to Partial Withdrawal	$94,050	$100,000	Not Applicable	Not Applicable	Not Applicable
Value Immediately Following Partial Withdrawal	$84,050	$89,368	$10,000	[100,000 × 10,000/94,950] $10,632	$10,632
Investment Limitations/Restrictions/Rebalancing
If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.
Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed in “Appendix B – Underlying Funds Available Under the Benefits Offered Under the Contract.” Three of the Permitted Subaccounts are Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled “The Variable Funding Options” for a description of the investment objective and strategy for each these Subaccounts.
We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.
We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.
You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.
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Rebalancing: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.
GMAB Rider Liquidity Option
During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section “Base Calculation Amount.” Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.
This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.
Cancellation of the GMAB Rider
You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.
GMAB Rider Exchange Option — If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.
Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)
Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).
Termination
The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.
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We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.
The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.
Charge for GMAB
If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.
Additional Considerations
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Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.
•
If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.
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Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described in Appendix B. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.
•
If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.
The Annuity Period

Maturity Date
Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selectedand any living benefit rider is terminated.
You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later, and the Annuitant’s 70th birthday for Qualified Contracts (this requirement may be changed by us).
At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of
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withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.
Allocation of Annuity
You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)
Variable Annuity
You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.
Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.
The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.
Payment Options

Election of Options
While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.
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During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See “Annuity Options.”) Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.
The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.
On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.
Annuity Options
Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.
Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.
Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.
Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.
Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.
Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 6 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.
The amount of any annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity rates. The amount of each annuity payment will be less with a greater frequency of payments (if frequency choices other than monthly are available) and/or with a longer “certain” payment periods and/or with payments with life contingencies.
Variable Liquidity Benefit
This benefit is only offered with the annuity option “Payments for a Fixed Period without Life Contingency.”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining period certain payments, and (B) equals a withdrawal
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charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
For example, assume 9 years of Annuity Payments have been paid under a 10-year Payments for a Fixed Period without Life Contingency Annuity Option.  At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature.  Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.00% plus 1%) is $1,178.70.  The Variable Liquidity Benefit payable would be:  $1,178.70 minus 0 (0% Withdrawal Charge multiplied by $1,178.70) = $1,178.70.
Miscellaneous Contract Provisions

Right to Return
You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.
If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.
During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit.
We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.
Termination
We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.
In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Required Reports
As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.
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Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Variable Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Variable Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
The Separate Account

The Company issues the Contract under Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 under Delaware law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Twelve for Variable Annuities (“Separate Account Twelve”). On December 8, 2008, Separate Account Twelve along with certain other separate accounts (collectively, the “Former Separate Accounts”) were combined with and into Separate Account Eleven (the “Combination”).
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct.
All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of any guaranteed death benefit, guaranteed living benefit, or Annuity Payment that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. We are regulated as an
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insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The “investment in the Contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. Any Purchase Payment Credit is not treated as an investment in the Contract and will be treated as taxable gain when distributed. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless an exception applies. An exception may include distributions which are taken as part of a series of substantially equal periodic payments (not less frequently than annually) made for life or life expectancy as further described in Code Section 72 and applicable IRS guidance (and after separation from service in the case of a Contract Owner participating under certain employer sponsored Qualified retirement plans). An exception may also apply for distributions following the death or disability of the Contract Owner. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions
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enumerated above. For Qualified Contracts, other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute a “premature” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies. The 10% additional tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 ½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are ot limited to additional Purchase Payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations. As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distribution (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “premature” distributions which may also provide for the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
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If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Applicable Age for Required Minimum Distributions (RMD)
As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” is…
Were born on or before June 30, 1949	70½
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73*
Attain age 74 on or after January 1, 2033	75*
*If you were born in 1959, you should consult your tax adviser regarding your “Applicable Age,” because it is not clear under the SECURE 2.0 Act whether your Applicable Age is age 73 or age 75.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a)
the calendar year in which you reach the Applicable Age, or
(b)
the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain the Applicable Age even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach the Applicable Age.
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
A tax penalty (an excise tax) of up to 25% applies to the shortfall of any required minimum distributions you fail to receive.
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Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained the Applicable Age, if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law and avoid the up to 25% excise tax which may apply to any failure to take any required minimum distributions. Consult a tax adviser. .
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $7,000 in 2024, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. These amounts may be subject to cost-of-living adjustments in future years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59½ unless an exception applies
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(see “Penalty Tax for Premature Distributions” and consult your tax adviser). Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the Applicable Age. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $69,000 or 25% of pay for each participant in 2024.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59½, you cannot withdraw money from your TSA Contract unless the withdrawal:
•
Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•
Is directly transferred to another permissible investment under §403(b) arrangements;
•
Relates to amounts that are not salary reduction elective deferrals;
•
Occurs after you die, leave your job or become disabled (as defined by the Code);
•
Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•
Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•
Relates to rollover or after-tax contributions; or
•
Is for the purchase of permissive service credit under a governmental defined benefit plan.
Additional details and other special rules or exceptions may apply under the Code and your TSA. You should consult with your tax adviser before making a withdrawal from your Contract.
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Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)
The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)
In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)
All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)
In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)
Other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions if permitted under the Code and the Plan.
(6)
If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)
We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59½ and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59½, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
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Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•
a non-taxable return of your Purchase Payment; or
•
a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Federal law imposes a 3.8% Net Investment Income tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
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You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
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Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
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Non-Resident Aliens
Distributions to nonresident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (“BLIC”) is a Delaware stock life insurance company originally incorporated in Connecticut in 1863. BLIC is licensed to conduct business in all states of the United States (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S Virgin Islands. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Underlying Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Underlying Funds. (See the Underlying Fund prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.
The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.
Selling Firms. As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described
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below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.50% of Purchase Payments, along with annual trail commissions up to 1.50% of Contract Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement A registered representative may receive more asset-based compensation for Contract Value allocated to the Variable Funding Options than for Contract Value allocated to the Fixed Account. Distributor also pays commissions when a Contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Period.”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative.
Good Order
A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Conformity with State and Federal Laws
The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for
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which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
Exchanges
The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from an annuity contract to purchase another contract. Before making an exchange to acquire a contract, you should carefully compare each contract. You may have to pay a surrender charge under your current contract to exchange it for the new contract, and the new contract may have its own surrender charges that would apply to you. The other fees and charges under the new contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange one contract for another contract unless you determine, after evaluating all the facts that the exchange is in your best interests. Remember that the person selling you the contract generally will earn a commission on the sale.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.
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Appendix A

Underlying Funds Available Under the Contract
The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF108. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See Appendix B:Underlying Funds Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series I†† Invesco Advisers, Inc.	0.57%	10.56%	9.93%	7.06%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Service Shares The Dreyfus Corporation Subadviser: Newton Investment Management (North America) Limited	0.92%	23.50%	14.85%	10.18%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	0.96%	6.67%	3.14%	1.56%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
A-1

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	4.80%	1.50%	0.98%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	17.88%	9.82%	7.81%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	17.73%	10.99%	9.01%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
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Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	25.63%	15.10%	11.47%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	10.13%	8.26%	6.33%
Seeks capital appreciation.	MFS® Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	7.97%	11.39%	8.62%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.72%	46.66%	13.35%	11.72%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	21.28%	11.56%	9.17%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.71%	9.30%	2.65%	2.87%
Seeks long-term capital appreciation.	DWS Small Mid Cap Value VIP — Class B# DWS Investment Management Americas, Inc.	1.17%	14.59%	8.38%	5.13%
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio — Class S†† Fred Alger Management, LLC	1.20%	42.78%	15.14%	12.25%
#
Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
‡
This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
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Appendix B

Underlying Funds Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the Contract, your Contract may be subject to investment restrictions, as reflected below. See “Living Benefits” in the prospectus for more details. If your optional benefit is not identified below, your Contract is not currently subject to any investment restrictions.
Investment Restrictions for GMWB II, GMWB II Plus, and GMWB III
We reserve the right to restrict allocations to one or more Variable Funding Options or limit the percentage of Contract Value that may be allocated  to any Variable Funding Option at any time. We also reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days’ advance written notice if we exercise our right to restrict or limit allocations to one or more Variable Funding Options and/or require periodic rebalancing between Variable Funding Options.
Investment Restrictions for GMAB
If you own the GMAB rider, you are required to allocate 100% of your Contract Value and Purchase Payments to one or more of the Variable Funding Options listed below.

BlackRock Ultra-Short Term Bond Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
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Appendix C

The Fixed Account
The Fixed Account is currently unavailable for new investment except through our Special Dollar Cost Averaging Program
The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.
Disclosure regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Variable Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.
We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.
Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate applicable to any Contract is 3%. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account is registered or regulated under the Investment Company Act of 1940.We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.
We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.
Transfers
You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.)
It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. For example (based on the assumptions above), if your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows you to transfer up to $30 that Contract
C-1

Year. If You transfer the maximum transfer allowance that Contract Year, you may only transfer up to $21 the following Contract Year based on the transfer allowance of the $70 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon.
Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.
Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.
C-2

Appendix D

Waiver of Withdrawal Charge for Nursing Home Confinement
(Available only if the owner is age 70 or younger on the date the Contract is issued.)
If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary. The Nursing Home Confinement Rider terminates on the Maturity Date.
An eligible nursing home is defined as an institution or special nursing unit of a hospital which:
(a)
is Medicare approved as a provider of skilled nursing care services; and
(b)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
OR
Meets all of the following standards:
(a)
is licensed as a nursing care facility by the state in which it is licensed;
(b)
is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
(c)
provides nursing care to individuals who are not able to care for themselves and who require nursing care;
(d)
provides, as a primary function, nursing care and room and board; and charges for these services;
(e)
provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
(f)
may provide care by a licensed physical, respiratory, occupational or speech therapist; and
(g)
is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.
We will not waive withdrawal charges if confinement is due to one or more of the following causes:
(a)
mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis
(b)
the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician
(c)
the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed
(d)
sensitivity to drugs voluntarily taken, unless prescribed by a physician
(e)
drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.
Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant’s 71st birthday.
D-1

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.
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The statement of additional information (SAI) includes additional information about the Separate Account. The SAI is dated the same as this prospectus and is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI or to request more information about the Contract, and to make investor inquiries, call us at (833) 208-3018.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000016183

Pioneer AnnuiStar Plus Annuity
Portfolio Architect Plus Annuity
Scudder Advocate Rewards Annuity
STATEMENT OF ADDITIONAL INFORMATION
DATED
April 29, 2024
FOR
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
Brighthouse Life Insurance Company
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with the Prospectus for the Pioneer AnnuiStar Plus, Portfolio Architect Plus, or Scudder Advocate Rewards Individual Annuity Contract, as applicable, each dated April 29, 2024.
A copy of the Pioneer AnnuiStar Plus and Scudder Advocate Rewards Individual Variable Annuity Contract Prospectuses may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, or by calling 833-208-3018, by visiting https://dfinview.com/BHF/TAHD/BHF103 for Pioneer AnnuiStar Plus, or https://dfinview.com/BHF/TAHD/BHF108 for Scudder Advocate Rewards, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
A copy of the Portfolio Architect Plus Individual Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 4301, Clinton, IA 52733-4301, or by calling 888-243-1932, by visiting https://dfinview.com/BHF/TAHD/BHF104 for Portfolio Architect Plus, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
Please note that this phone number and address do not apply if you own this product AND any of the following apply to your Contract: (a) You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your Contract, (b) Your Contract currently has or had an active loan initiated any time on or before April 10, 2011, or (c) As the designated beneficiary on the Contract, you elected, on or after April 10, 2011, to continue the Contract in your own name after the death of the original owner or annuitant. If any of the above apply, please use this address for (i) payments, Brighthouse Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247 and for (ii) all other requests and elections please use this phone number 833-208-3018 or this address Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261.
For all Contracts for Pioneer AnnuiStar Plus, Portfolio Architect Plus or Scudder Advocate Rewards currently receiving (i) Annuity Payments, general servicing requests and communications should be directed to: Brighthouse Life Insurance Company, P.O. Box 4363, Clinton IA, 52733-4363, phone: 800-882-1292, fax: 877-246-8424;and (ii) Death Claims should be directed to Brighthouse Life Insurance Company P.O. Box 4364, Clinton, IA 52733-4364, phone: 800-882-1292, fax: 877-245-8163.
For all Contracts for Pioneer AnnuiStar Plus and Scudder Advocate Rewards for (i) Rollover Requests (Non-ERISA plan/IRA account) communications should be directed to: Brighthouse Life Insurance Company, P.O. Box 70255, Philadelphia, PA 19176-0255; and (ii) Payments/Contributions (Non-Qualified/IRA account) communications should be directed to: Brighthouse Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247; and (iii) all other Correspondence and Requests should be directed to: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261.
For all Contracts for Portfolio Architect Plus for (i) Death Claim communications should be directed to: Brighthouse Life Insurance Company, P.O. Box 4330, Clinton, IA 52733-4330, phone: 888-1932, fax: 877-8163; and (ii) request to receive regular income payments (referred to as Annuity Payments) communications should be directed to: Brighthouse Life Insurance Company, P.O. Box 4365, Clinton IA, 52733-4365, phone: 800-882-1292, fax: 877-246-8424;.
This SAI contains information in addition to the information described in the Prospectuses for the Individual Variable Annuity Contracts (the “Contracts”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”). The Prospectuses concisely set forth information an investor ought to know before investing.
This Statement of Additional Information is dated April 29, 2024.
Book 070-071-075 SAI

The Insurance Company
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, the Bahamas, Guam, the British Virgin Islands and the U.S. Virgin Islands. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. The Company was an indirect wholly-owned subsidiary of MetLife, Inc. until August 4, 2017, when BHF became an independent, publicly-traded company following the completion of a separation transaction. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (“MetLife USA”). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (“MICC”), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account Eleven for Variable Annuities (the “Separate Account”), to hold the assets, other than Fixed Account assets, that underlie the contracts. The Board of Directors of our predecessor, MetLife Insurance Company of Connecticut (MICC), adopted a resolution to establish the Separate Account under Delaware insurance law on November 14, 2002. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
3

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2021 through December 31, 2021 was $4,883,552, for the period January1, 2022 through December 31, 2022 was $5,092,107, and for the period January 1, 2023 through December 31, 2023 was $4,681,080.
Principal Underwriter
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
Principal Underwriting and Distribution Agreement
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2023	$665,088,655	$0
2022	$666,009,009	$0
2021	$795,080,241	$0
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
Legal or Regulatory Restrictions on Transactions
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
Valuation of Annuity Units
The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
4

The net investment factor for each Variable Funding Option is determined by (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Variable Funding Option at the beginning of the Valuation Period.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities, and the financial statements of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are incorporated by reference in reliance upon the reports of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Custodian
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
5

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Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-21262, filed by the Separate Account with the SEC on March 27, 2024.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
7

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)(i)
Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)
(a)(ii)
Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
(b)
Not Applicable
(c)(i)(a)
Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(c)(i)(b)
Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
(c)(i)(c)
Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
(c)(ii)
Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(c)(iii)
Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
(c)(iv)
Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
(c)(v)
Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
(c)(vi)
Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(c)(vii)
Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-. 209053/811-03365 filed on December 14, 2017.)
(c)(viii)
Form of Brighthouse Securities, LLC Sales Agreement (7-19 NY). (Incorporated herein by reference to Exhibit (c)(viii) to Post-Effective Amendment No. 41 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2023.)

(d)(i)
Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)
(d)(ii)
Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)
(d)(iii)
Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(d)(iv)
Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(d)(v)
Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(d)(vi)
403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)
(d)(vii)
401(a)/403(a) Plan Endorsement (L-22492 (5/11)). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
(d)(viii)
Company Name Change Endorsement (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
(d)(ix)
Company Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(e)(i).
Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)
(e)(ii)
Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(f)(i)
Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
(f)(ii)
Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
(f)(iii)
Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(f)(iv)
Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

(f)(v)
Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(f)(vi)
Copy of Amended and Restated By-Laws of the Company (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(g)(i)
Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
(g)(ii)
Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(g)(iii)
Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(g)(iv)(i)
Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)
(g)(iv)(ii)
Amendment to Service Agreement and Indemnity Combination Coinsurance and Modified CoInsurance between Brighthouse Life Insurance Company and Metropolitan Life Insurance Company (effective 11-01-21). (Incorporated herein by reference to Exhibit (g)(iv)(ii) to Post-Effective Amendment No. 41 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2023.)
(g)(v)
Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
(g)(vi)
Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
(g)(vii)
Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
(h)(i)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811- 09411, filed October 31, 2007.)

(h)(i)(a)
Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(h)(ii)(a)
Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(h)(ii)(b)
Amendment to Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective 01-01-21). (Incorporated herein by reference to Exhibit No. 8(h)(ii)(b) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)
(h)(iii)(a)
Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(h)(iii)(b)
First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(h)(iii)(c)
Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(h)(iii)(d)
Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
(h)(iv)(a)
Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(h)(iv)(b)
Amendment to Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective 01-01-21). (Incorporated herein by reference to Exhibit No. 8(h)(ii)(b) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)

(h)(v)(a)
Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(v)(b)
Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
(h)(v)(c)
Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
(h)(v)(d)
Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Distributors, Inc. (effective November 17, 2014.) (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4 File Nos. 333-200247/811-05200, filed on November 17, 2014.)
(h)(v)(e)
Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-2017). (Incorporated herein by reference to Exhibit No. 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)(v)(f)
Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds ) (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective 01-01-2021). (Incorporated herein by reference to Exhibit No. 8(c)(v) to Post-Effective Amendment No. 33 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, Files Nos. 333-101778/811-21262, filed on April 8, 2021.)
(h)(vi)
Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200240/811-03365, filed November 17, 2014.)
(h)(vii)(a)
Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(vii)(b)
Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152194/811-21262, filed April 5, 2011.)

(h)(vii)(c)
Amendment No. 7 to the Participation Agreement among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
(h)(vii)(d)
Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company, dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
(h)(vii)(e)
Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company, dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
(h)(vii)(f)
Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17.) (Incorporated herein by reference to Exhibit No. 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)(vii)(g)
Eleventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 08-17-21). (Incorporated herein by reference to Exhibit No. 8(h)(vii)(g) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)
(h)(viii)
Participation Agreement among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(ix)(a)
Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(ix)(b)
Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
(h)(x)(a)
Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)

(h)(x)(b)
Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
(h)(x)(c)
Amendment to the Participation Agreement among MetLife Insurance Company of Connecticut, Deutsche Variable Series II, Deutsche AM Distributors, Inc. and Deutsche Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200262/811-05200, filed November 17, 2014.)
(h)(x)(d)
Participation Agreement and Amendment No. 1 among Brighthouse Life Insurance Company, Deutsche Variable Series I, Deutsche Variable Series II, Deutsche Investments VIT Funds, Deutsche AM Distributors, Inc. and Deutsche Investment Management Americas, Inc. (effective 08-25-17 and 03-01-21) (Incorporated herein by reference to Exhibit No. 8(h)(x)(d)) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)
(h)(xi)(a)
Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(xi)(b)
Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
(h)(xi)(c)
Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
(h)(xi)(d)
Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)
(h)(xi)(e)
Amendment No. 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
(h)(xi)(f)
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)

(h)(xii)
Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit No. 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)(xiii)(a)
Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(xiii)(b)
Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
(h)(xiii)(c)
Second Amendment to Participation Agreement among Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
(h)(xiii)(d)
Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2020.)
(h)(xiv)(a)
Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(xiv)(b)
Amendment No. 3 dated May 1, 2011 to the Participation Agreement among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2012.)
(h)(xiv)(c)
Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200288/811-03365, filed November 17, 2014.)
(h)(xiv)(d)
Amendment No. 5 to the Participation Agreement among Brighthouse Life Insurance Company, Pioneer Variable Contracts Trust, Amundi Asset Management US, Inc. and Amundi Distributor US, Inc. (effective 03-01-21). (Incorporated herein by reference to Exhibit No. 8(h)(xiv)(d)) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)

(h)(xv)(a)
Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(xv)(b)
Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
(h)(xv)(c)
Amendment No. 5 to the Participation Agreement, as Previously Amended among MetLife Insurance Company of Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November 17, 2014.) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed on November 17, 2014.)
(h)(xv)(d)
Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(h)(xvi)(a)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 03-06-17.) (Incorporated herein by reference to Exhibit No. 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)(xvi)(b)
Amendment to Participation Agreement among Brighthouse Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Company LLC (effective 03-01-21). (Incorporated herein by reference to Exhibit No. 8(h)(xvi)(b) to Post-Effective Amendment No. 40 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 19, 2022.)
(h)(xvii)(a)
Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(h)(xvii)(b)
Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post- Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)

(h)(xvii)(c)
Amendment No. 6 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. (incorporated herein by reference to Exhibit 8(m)(ii) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
(h)(xviii)(a)
Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
((h)(xviii)(b)
Amendment Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Incorporated herein by reference to Exhibit No. 8(n)(i) to Post-Effective Amendment No. 33 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, Files Nos. 333-101778/811-21262, filed on April 8, 2021.)
(i)
Not Applicable
(j)
Not Applicable
(k)
Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
(l)
Consent of Deloitte & Touche, LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
(m)
Not Applicable
(n)
Not Applicable
(o)
Not Applicable
(p)
Powers of Attorney for Eric Steigerwalt, Myles Lambert, David A. Rosenbaum, Jonathan Rosenthal, Edward A. Spehar. Kristine Toscano and Gianna H. Figaro-Sterling. (Filed herewith.)
Item 28. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

David A. Rosenbaum 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jonathan Rosenthal 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward A. Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate 11225 North Community House Road Charlotte, NC 28277	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Andrew DeRosa 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

David Dooley 11225 North Community House Road Charlotte, NC 28277	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna H. Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Tyler Gates 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

James Hoffman 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

Colleen Johnson 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Allie Lin 11225 North Community House Road Charlotte, NC 28277	Vice President

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Risk Officer

Tiffanie Moore 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Rosemary Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis 11225 North Community House Road Charlotte, NC 28277	Vice President

James Painter 11225 North Community House Road Charlotte, NC 28277	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Phillip Pfotenhauer 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Matthew Sheperd 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President – Dividend Actuary

Kristi Slavin 11225 North Community House Road Charlotte, NC 28277	Vice President

Gregor Speakman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristine Toscano 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Julienne Warr 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2023
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2023.
The entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of such other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent companies. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following the name of such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 is included in the consolidated financial statements of Brighthouse Life Insurance Company. Both Brighthouse Financial, Inc. and Brighthouse Life Insurance Company file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
			(i.)	BLICNY Property Ventures, LLC (DE)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company, LLC (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
		m.		BLIC Property Ventures, LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 30. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance

Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a)
Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)
Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.
Name and Principal Business Address	Positions and Offices with Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, Chief Executive Officer and President

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Amy Cusson 11225 North Community House Road Charlotte, NC 28277	Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Manager

Kevin Macilvane, Jr. 11225 North Community House Road Charlotte, NC 28277	Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

Colleen Johnson 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Tiffanie Moore 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Kristin Prohonic 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

(c)
Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$665,088,655	$0	$0	$0
Item 32. Location of Accounts and Records
Omitted.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 1st day of April, 2024.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2024.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director
/s/ David A. Rosenbaum* David A. Rosenbaum	Director
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Kristine Toscano* Kristine Toscano	Vice President and Chief Accounting Officer
/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-in-Fact April 1, 2024
*
Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
(l)
Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(p)
Powers of Attorney